As filed with the Securities and Exchange Commission on April 10, 2000
                                                        Registration No. 2-72101
                                                      Registration No. 811-03174
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                            ------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
               Pre-Effective Amendment No.                            [ ]
               Post-Effective Amendment No. 45                        [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 44                                       [X]
                        (Check appropriate box or boxes)

                            ------------------------

                            TOUCHSTONE TAX-FREE TRUST
                 (formerly known as Countrywide Tax-Free Trust)
               (Exact name of Registrant as Specified in Charter)

                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
              (Address of Registrant's Principal Executive Offices)
                  Registrant's Telephone Number (513) 629-2000

                            ------------------------

                                                  Copy to:
     ROBERT H. LESHNER.                           KAREN M. MCLAUGHLIN, ESQ.
     312 Walnut Street, 21st Floor                Frost & Jacobs LLP
     Cincinnati, Ohio 45202                       2500 PNC Center
     (Name and Address of Agent for Service)      201 East Fifth Street
                                                  Cincinnati, Ohio 45202

                            ------------------------

           Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on __________ pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on __________ pursuant to paragraph (a))1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment desginates a new effective date for a previously filed post-effective amendment.

                             TOTAL NUMBER OF PAGES:
                             EXHIBIT INDEX ON PAGE:

                            TOUCHSTONE TAX-FREE TRUST

                         FORM N-1A CROSS-REFERENCE SHEET

FORM N-1A ITEM NO.                           HEADING IN PROSPECTUS
-----------------------------------------------------------------------------------------------
1.      Front and Back Cover Pages           Cover Page; For More Information

2.      Risk/Return Summary: Investments,    Tax-Free Money Fund; Tax-Free Intermediate Term
        Risks, and Performance               Fund; Ohio Insured Tax-Free Fund; Ohio Tax-Free
                                             Money Fund; California Tax-Free Money Fund;
                                             Florida Tax-Free Money Fund; Investment Strategies
                                             and Risks

3.      Risk/Return Summary: Fee Table       Tax-Free Money Fund; Tax-Free Intermediate Term
                                             Fund; Ohio Insured Tax-Free Fund; Ohio Tax-Free
                                             Money Fund; California Tax-Free Money Fund;
                                             Florida Tax-Free Money Fund

4.      Investment Objectives, Principal     Investment Strategies and Risks
        Investment Strategies, and Related
        Risks

5.      Management's Discussion of Fund      None
        Performance

6.      Management, Organization, and        The Funds' Management
        Capital Structure

7.      Shareholder Information              Investing with Touchstone; Distributions and Taxes

8.      Distribution Arrangements            Investing with Touchstone

9.      Financial Highlights Information     Financial Highlights

FORM N-1A ITEM NO.                           HEADING IN STATEMENT OF ADDITIONAL INFORMATION

10.     Cover Page and Table of Contents     Cover Page; Table of Contents

11.     Fund History                         The Trust

12.     Description of the Fund and Its      Definitions; Policies and Risk Considerations;
        Investment and Risks                 Investment Restrictions; Portfolio Turnover;
                                             Appendix

13.     Management of the Fund               Trustees and Officers

14.     Control Persons and Principal        Principal Security Holders
        Holders of Securities


15.     Investment Advisory and Other        The Investment Adviser and Sub-Advisors; The
        Services                             Distributor; Distribution Plans; Custodian;
                                             Auditors; Transfer, Accounting and Administrative
                                             Services; Choosing a Share Class

16.     Brokerage Allocation and Other       Securities Transactions
        Practices

17.     Capital Stock and Other Securities   The Trust; Choosing a Share Class

18.     Purchase, Redemption, and Pricing    Calculation of Share Price and Public Offering
        of Shares                            Price; Other Purchase Information; Redemption in
                                             Kind

19.     Taxation of the Fund                 Taxes

20.     Underwriters                         The Distributor

21.     Calculation of Performance Data      Historical Performance Information

22.     Financial Statements                 None

TOUCHSTONE FAMILY OF FUNDS
--------------------------
                                                                      PROSPECTUS
                                                                  JUNE ___, 2000

TOUCHSTONE TAX-FREE TRUST


o  TAX-FREE MONEY FUND

o  TAX-FREE INTERMEDIATE TERM FUND

o  OHIO INSURED TAX-FREE FUND

o  OHIO TAX-FREE MONEY FUND

o  CALIFORNIA TAX-FREE MONEY FUND

o  FLORIDA TAX-FREE MONEY FUND

Neither the Securities and Exchange Commission nor any state securities commission has approved the Funds' shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of two tax-free bond funds and four tax-free money market funds. The Trust is part of the Touchstone Family of Funds which also includes Touchstone Investment Trust, a group of six taxable bond and money market mutual funds, and Touchstone Strategic Trust, a group of eight equity mutual funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone Securities, Inc. at 800.669.2796.

TABLE OF CONTENTS

                                                                            PAGE

TAX-FREE MONEY FUND............................................................4

TAX-FREE INTERMEDIATE TERM FUND................................................8

OHIO INSURED TAX-FREE FUND....................................................13

OHIO TAX-FREE MONEY FUND......................................................18

CALIFORNIA TAX-FREE MONEY FUND................................................23

FLORIDA TAX-FREE MONEY FUND...................................................28

INVESTMENT STRATEGIES AND RISKS...............................................32

THE FUNDS' MANAGEMENT.........................................................37

INVESTING WITH TOUCHSTONE.....................................................39

DISTRIBUTIONS AND TAXES.......................................................50

FINANCIAL HIGHLIGHTS..........................................................53

FOR MORE INFORMATION..........................................................62

TAX-FREE MONEY FUND
-------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that the portfolio manager determines present minimal credit risks.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.

     o The dollar-weighted average maturity of its portfolio be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates go down
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing and are looking for an investment that offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                       TAX-FREE MONEY FUND -- PERFORMANCE

YEARS        TOTAL RETURN

1990             5.56%

1991             4.38%

1992             2.82%

1993             2.09%

1994             2.49%

1995             3.40%

1996             2.92%

1997             2.97%

1998             2.98%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date total return of the Fund's shares as of March 31, 2000 is __.__%.

     For  information  on the Fund's  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (in Cincinnati).

The following table shows the Fund's average annual returns for the periods shown

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                       Past 12        Past 5         Past 10
                                        Months         Years          Years
Tax-Free Money Fund                     _____%         _____%         _____%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                 Shareholder Fees (fees paid
                                                directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of amount redeemed)                       None
--------------------------------------------------------------------------------
Redemption Fee                                                 *
--------------------------------------------------------------------------------
Exchange Fee                                                 None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                               None
--------------------------------------------------------------------------------
    Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.01%
--------------------------------------------------------------------------------
Other Expenses                                              0.44%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses1                       0.95%
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

     1 After reimbursement by the investment advisor, total Fund operating expenses were 0.89% for the fiscal year ended June 30, 1999. The investment advisor may discontinue this reimbursement at any time.

The following example should help you compare the cost of investing in the Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 Year               $97
                 -----------------------------
                 3 Years             $303
                 -----------------------------
                 5 Years             $525
                 -----------------------------
                 10 Years          $1,166
                 -----------------------------

TAX-FREE INTERMEDIATE TERM FUND
-------------------------------

THE FUND'S INVESTMENT GOAL

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund invests primarily in municipal obligations rated within the 3 highest rating categories. If a security's rating is reduced below the 3 highest rating categories by a rating agency, the security will be sold. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The Fund will primarily invest in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached
     o    Lease obligations

THE KEY RISKS

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o If a municipality does not budget money to make lease and installment payments for its lease obligations
     o Because the Fund's securities may have longer maturities and/or lower ratings than other bond funds, which could cause greater fluctuation in the Fund's share price

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing and are looking for an investment which offers tax-exempt income. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon but, nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Tax-Free Intermediate Term Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

             TAX-FREE INTERMEDIATE TERM FUND -- CLASS A PERFORMANCE

YEARS        TOTAL RETURN

1990             6.04%

1991             9.09%

1992             7.71%

1993            10.94%

1994            -2.93%

1995            11.58%

1996             3.87%

1997             5.87%

1998             5.07%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date total return of the Fund's Class A shares as of March 31, 2000 is __.__%.

The following table shows how the Fund's average annual returns for the periods shown compare to that of the Lehman Brothers 5-Year Municipal General Obligation Bond Index. The Lehman Brothers 5-Year Municipal General Obligation Bond Index is a _________________________. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                         Since
                                     Past 12     Past 5      Past 10     Fund
                                      Months      Years       Years     Started*
Tax-Free Intermediate Term Fund -
Class A                               _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year Municipal
General Obligation Bond Index         _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------
Tax-Free Intermediate Term Fund -
Class C                               _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year Municipal
General Obligation Bond Index         _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------

     * The Fund started selling Class A shares on September 10, 1981 and Class C shares on February 1, 1994.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

                                               Class A Shares     Class C Shares

Maximum Sales Charge (Load)                         4.75%              2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
--------------------------------------------------------------------------------
Purchases (as a percentage of offering price)       4.75%(1)           1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price           *                1.00%(2)
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                        **                 **
--------------------------------------------------------------------------------
Exchange Fee                                         None               None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                       None               None
--------------------------------------------------------------------------------
    Additional checks per month                     $0.25              $0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                     0.50%              0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.09%              0.53%
--------------------------------------------------------------------------------
Other Expenses                                      0.40%              0.71%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                0.99%              1.74%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     ** You will be charged $8 for each wire redemption. This fee is subject to change.

     1    You may pay a reduced sales charge on very large purchases.
     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Class A Shares    Class C Shares

                 1 Year              $571              $300
                 -----------------------------------------------
                 3 Years             $775              $666
                 -----------------------------------------------
                 5 Years             $996             $1,057
                 -----------------------------------------------
                 10 Years           $1,630            $2,151
                 -----------------------------------------------

OHIO INSURED TAX-FREE FUND
--------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

As with any mutual fund, there is no guarantee that it will achieve its goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in long-term Ohio municipal obligations that are rated within the highest rating category and are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may purchase Ohio municipal obligations and other securities that are rated within the 4 highest rating categories by a rating agency. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that it determines to be of comparable quality. The Fund may also purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity to below 10 years.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

     o    Lease obligations

THE KEY RISKS

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o Because the Fund's securities may have longer maturities than other bond funds, which could cause greater fluctuation in the Fund's share price.
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment and if an obligation is not insured
     o If a municipality does not budget money to make lease and installment payments for its lease obligations
     o    If economic conditions within the State of Ohio decline

The portfolio manager believes that the Fund's credit risks will be substantially reduced by insurance. Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an Ohio resident looking for an investment which offers income exempt from both federal and Ohio income tax and you take a relatively low risk approach to investing. Safety of your investments and receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Ohio Insured Tax-Free Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                OHIO INSURED TAX-FREE FUND -- CLASS A PERFORMANCE

YEARS        TOTAL RETURN

1990             5.92%

1991            11.01%

1992             8.76%

1993            12.59%

1994            -5.37%

1995            15.86%

1996             3.07%

1997             7.20%

1998             5.54%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date return of the Fund's Class A shares as of March 31, 2000 is __.__%.

The following table shows how the Fund's average annual returns for the periods shown compare to that of the Lehman Brothers 15-Year Municipal General Obligation Bond Index. The Lehman Brothers 15-Year Municipal General Obligation Bond Index is a __________________. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                         Since
                                     Past 12     Past 5      Past 10      Fund
                                      Months      Years       Years     Started*
Ohio Insured Tax-Free Fund -
Class A                               _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------
Lehman Brothers 15-Year Municipal
General Obligation Bond Index         _____%      _____%      _____%       N/A
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -
Class C                               _____%      _____%        N/A      _____%
--------------------------------------------------------------------------------
Lehman Brothers 15-Year Municipal
General Obligation Bond Index         _____%      _____%        N/A      _____%
--------------------------------------------------------------------------------

     * The Fund started selling Class A shares on April 1, 1985 and Class C shares on November 1, 1993.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                 Shareholder Fees (fees paid
                                                directly from your investment)

                                              Class A Shares      Class C Shares

Maximum Sales Charge (Load)                         4.75%              2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
--------------------------------------------------------------------------------
Purchases (as a percentage of offering price)       4.75%1             1.25%
Maximum  Deferred  Sales Charge (Load)
(as a percentage of original purchase price
or the amount redeemed,  whichever is less)           *                1.00%2
--------------------------------------------------------------------------------
Redemption Fee                                        **                 **
--------------------------------------------------------------------------------
Exchange Fee                                         None               None
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                     0.50%              0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.01%              0.54%
--------------------------------------------------------------------------------
Other Expenses                                      0.24%              0.50%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                0.75%              1.50%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase.

     ** You will be charged $8 for each wire redemption. This fee is subject to change.

     1    You may pay a reduced sales charge on very large purchases.
     2 The 1.00% is waived for benefits paid to you through a qualified pension plan.

The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Class A Shares    Class C Shares

                 1 Year               $548             $276
                 ------------------------------------------------
                 3 Years              $703             $593
                 ------------------------------------------------
                 5 Years              $872             $933
                 ------------------------------------------------
                 10 Years           $1,361           $1,843
                 ------------------------------------------------

OHIO TAX-FREE MONEY FUND
------------------------

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations issued by the State of Ohio and its agencies that pay interest exempt from both federal income tax and Ohio personal income tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its total assets in short-term municipal obligations that pay interest exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates go down
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o If theo Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing and you are an Ohio resident looking for income exempt from both federal and Ohio income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you are looking for an investment that maintains a stable share price and offers the added convenience (Retail Shares only) of writing checks directly from your account.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Ohio Tax-Free Money Fund. It shows changes in the performance of the Fund's Retail (Class A) shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Institutional shares offered by the Fund will differ from the returns of Retail Shares shown in the bar chart, depending on the expenses of that class.

              OHIO TAX-FREE MONEY FUND - RETAIL SHARES' PERFORMANCE

YEARS        TOTAL RETURN

1990             5.48%

1991             4.25%

1992             2.68%

1993             1.99%

1994             2.40%

1995             3.40%

1996             2.94%

1997             3.08%

1998             2.96%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date total return of the Fund's Retail Shares as of March 31, 2000 is __.__%.

     For  information  on the Fund's  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (in Cincinnati).

The following table shows the Fund's average annual returns for the periods shown.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                         Since
                                     Past 12     Past 5      Past 10      Fund
                                      Months      Years       Years     Started
Ohio Tax-Free Money Fund -
Retail Shares*                        _____%      _____%      _____%       N/A
--------------------------------------------------------------------------------
Ohio Tax-Free Money Fund -
Institutional Shares**                _____%        N/A         N/A       _____%
--------------------------------------------------------------------------------

     * Performance information from the date of inception of the Fund is not available.
     **   The Fund began selling Institutional Shares on January 7, 1997.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                 Shareholder Fees (fees paid
                                                directly from your investment)

                                                                   Institutional
                                               Retail Shares           Shares

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        None               None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of amount redeemed)               None               None
--------------------------------------------------------------------------------
Redemption Fee                                         *                None
--------------------------------------------------------------------------------
Exchange Fee                                         None               None
--------------------------------------------------------------------------------
Check Redemption Processing Fee                                    Not Available
--------------------------------------------------------------------------------
    First six checks per month                       None
--------------------------------------------------------------------------------
    Additional checks per month                     $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                     0.44%              0.44%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                           0.23%               None
--------------------------------------------------------------------------------
Other Expenses                                      0.10%              0.07%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses1               0.77%              0.51%
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

     1 After reimbursement by the investment advisor, total Fund operating expenses were 0.75% for the fiscal year ended June 30, 1999. The investment advisor may discontinue the reimbursement at any time.

The following example should help you compare the cost of investing in the Ohio Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   Institutional
                               Retail Shares          Shares

                 1 Year              $79               $52
                 -------------------------------------------------
                 3 Years             $246              $164
                 -------------------------------------------------
                 5 Years             $428              $285
                 -------------------------------------------------
                 10 Years            $954              $640
                 -------------------------------------------------

CALIFORNIA TAX-FREE MONEY FUND
------------------------------

THE FUND'S INVESTMENT GOAL

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term municipal obligations issued by the State of California and its agencies that pay interest exempt from both federal income tax and California income tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.

     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates go down
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If the economic conditions within the State of California decline

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing and you are a California resident looking for an investment which offers income exempt from both federal and California income tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you are looking for an investment that maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the California Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                  CALIFORNIA TAX-FREE MONEY FUND - PERFORMANCE

YEARS        TOTAL RETURN

1990             5.48%

1991             4.25%

1992             2.77%

1993             1.95%

1994             2.29%

1995             3.18%

1996             2.78%

1997             2.89%

1998             2.82%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date total return of the Fund's shares as of March 31, 2000 is __.__%.

     For  information  on the Funds'  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (in Cincinnati).

The following table shows the Fund's average annual returns for the periods shown.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                         Since
                                     Past 12     Past 5      Past 10      Fund
                                      Months      Years       Years     Started*
California Tax-Free Money Fund        _____%      _____%      _____%     _____%
--------------------------------------------------------------------------------

     *    The Fund began selling shares on July 25, 1989.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                 Shareholder Fees (fees paid
                                                directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of amount redeemed)                       None
--------------------------------------------------------------------------------
Redemption Fee                                                 *
--------------------------------------------------------------------------------
Exchange Fee                                                 None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                               None
--------------------------------------------------------------------------------
    Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.05%
--------------------------------------------------------------------------------
Other Expenses                                              0.20%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        0.75%
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the California Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 Year              $77
                 ------------------------------
                 3 Years             $240
                 ------------------------------
                 5 Years             $417
                 ------------------------------
                 10 Years            $930
                 ------------------------------

FLORIDA TAX-FREE MONEY FUND
---------------------------

THE FUND'S INVESTMENT GOAL

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund which seeks to maintain a constant share price of $1.00 per share.

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality, short-term Florida municipal obligations that pay interest exempt from both federal income tax and the Florida intangible personal property tax.

The Fund has a fundamental investment policy that under normal circumstances the Fund will invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market, such as hospital revenue bonds or airport bonds. The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund is a money market fund and seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield may decrease:

     o    If interest rates go down
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Internal Revenue Code is amended so that fewer municipal obligations qualify for federal income tax exemption
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Florida decline.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relively low risk approach to investing and you are a Florida resident looking for an investment which offers income exempt from both federal tax and the Florida intangible personal tax. Safety of your investment and the receipt of tax-exempt income are of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk and receive the benefits of tax-exempt income. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you are looking for an investment which maintains a constant share price and offers the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The following bar chart indicates the risks of investing in the Florida Tax-Free Money Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                     FLORIDA TAX-FREE MONEY FUND PERFORMANCE

YEARS        TOTAL RETURN

1993             2.24%

1994             2.40%

1995             3.56%

1996             2.98%

1997             3.00%

1998             2.94%

1999            __.__%

     During the period shown in the bar chart, the highest quarterly return was __.__% (for the quarter ended ___________, 19__) and the lowest quarterly return was __.__% (for the quarter ended ____________, 19__).

     The year-to-date total return of the Fund's shares as of March 31, 2000 is __.__%.

     For  information  on the Funds'  current and  effective  7-day yield,  call
     800.543.0407 (nationwide) or 629.2050 (in Cincinnati).

The following table shows the Fund's average annual returns for the periods shown.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                 Since
                                       Past 12      Past 5        Fund
                                        Months       Years      Started*
Florida Tax-Free Money Fund -           _____%       _____%      _____%
--------------------------------------------------------------------------------

     *    The Fund began selling shares on November 13, 1992.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                 Shareholder Fees (fees paid
                                                directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)                None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of amount redeemed)                       None
--------------------------------------------------------------------------------
Redemption Fee                                                 *
--------------------------------------------------------------------------------
Exchange Fee                                                 None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
    First six checks per month                               None
--------------------------------------------------------------------------------
    Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                   0.22%
--------------------------------------------------------------------------------
Other Expenses                                              0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses1                       0.98%
--------------------------------------------------------------------------------

     * You will be charged $8 for each wire redemption. This fee is subject to change.

     1 After reimbursement by the investment advisor, total Fund operating expenses were 0.75% for the fiscal year ended June 30, 1999. The investment advisor may discontinue the reimbursement at any time.

The following example should help you compare the cost of investing in the Florida Tax-Free Money Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 1 Year              $100
                 ------------------------------
                 3 Years             $312
                 ------------------------------
                 5 Years             $542
                 ------------------------------
                 10 Years           $1,201
                 ------------------------------

INVESTMENT STRATEGIES AND RISKS
-------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund may change its investment goal(s) by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change took effect.

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

The following table shows the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail below.

---------------------------------------------------------------------------------------------
                                                      OHIO       OHIO    CALIFORNIA  FLORIDA
                            TAX-FREE    TAX-FREE     INSURED   TAX-FREE   TAX-FREE   TAX-FREE
                             MONEY    INTERMEDIATE  TAX-FREE    MONEY      MONEY      MONEY
                              FUND      TERM FUND     FUND       FUND       FUND       FUND
---------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
---------------------
---------------------------------------------------------------------------------------------
  Invests primarily in          *           *           *          *          *          *
Municipal Obligations
---------------------------------------------------------------------------------------------
  Invests in money market       *                                  *          *          *
instruments
---------------------------------------------------------------------------------------------
  Invests primarily in
investment grade debt           *           *           *          *          *          *
securities
---------------------------------------------------------------------------------------------
  Invests in floating and
variable rate municipal         *           *           *          *          *          *
obligations
---------------------------------------------------------------------------------------------
  Invests in when-issued        *           *           *          *          *          *
obligations
---------------------------------------------------------------------------------------------
  Invests in obligations        *           *           *          *          *          *
with puts attached
---------------------------------------------------------------------------------------------
  Invests in lease                          *           *
obligations
---------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
---------------------
---------------------------------------------------------------------------------------------
  Emphasizes federal            *           *           *          *          *          *
tax-exempt income
---------------------------------------------------------------------------------------------
  Emphasizes state                                      *          *          *          *
tax-exempt income
---------------------------------------------------------------------------------------------
  Emphasizes insured                                    *
  municipal obligations
---------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types ofn municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations which are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issueds obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations which may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations which constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligations to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations which require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below.

---------------------------------------------------------------------------------------------
                                                      OHIO       OHIO    CALIFORNIA  FLORIDA
                            TAX-FREE    TAX-FREE     INSURED   TAX-FREE   TAX-FREE   TAX-FREE
                             MONEY    INTERMEDIATE  TAX-FREE    MONEY      MONEY      MONEY
                              FUND      TERM FUND     FUND       FUND       FUND       FUND
---------------------------------------------------------------------------------------------
CREDIT RISK                     *           *           *          *          *          *
-----------
---------------------------------------------------------------------------------------------
INTEREST RATE RISK              *           *           *          *          *          *
------------------
---------------------------------------------------------------------------------------------
NON-DIVERSIFICATION RISK                                *          *          *          *
------------------------
---------------------------------------------------------------------------------------------
CONCENTRATION RISK              *           *           *          *          *          *
------------------
---------------------------------------------------------------------------------------------
TAX RISK                        *           *           *          *          *          *
--------
---------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund will vary from day to day due to changes in interest rates. Generally, each Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invests more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio Municipal Obligations. The economy of Ohio, once concentrated in manufacturing, has diversified since the 1980s. The state has brought its employment mix more in line with the national average, although manufacturing is still above the national average, at 19.8% in 1998, versus 15.3% for the nation. Statewide employment levels continue to increase, with total employment in 1998 up 1% over the prior year. At the end of the 1998 fiscal year the state had a general revenue fund balance of $2.6 billion. The state's 2000-2001 budget will address funding for primary and secondary education in response to a 1998 decision by the Ohio Supreme Court declaring the current system of school funding unconstitutional. The Ohio Supreme Court's decision poses challenges to the state to balance education funding with competing state spending requirements, while maintaining its strong financial position. Although no issuers of Ohio Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio Municipal Obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California Municipal Obligations. California has a broad-based economy, with manufacturing representing just 15% of state employment, services representing 31% and trade 23%. Although the nationwide recession of the early 1990s severely affected several key industries, such as defense, aerospace and high technology, gains in the export, entertainment, tourism and computer sectors have helped drive the recent recovery. This has led to improved state finances and has eliminated the need to borrow externally across fiscal years for cash flow purposes. However, the state's future budgets will be challenged by school enrollment growth and Proposition 98 mandated school funding levels, prison funding required by new mandatory sentencing laws, social service needs and a two-thirds legislative requirement for budget passage. Although no issuers of California municipal obligations are currently in default on their payments of interest and principal, a default could adversely impact the market values and marketability of all California Municipal Obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida Municipal Obligations. Florida has a services-based economy that continues to diversify and grow at a steady pace. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with 71% of its revenues derived from the 6% sales and use tax. The state's incomes structure depends more on property income
          (dividends, income and rent) and transfer payments (social security and pension benefits) due to the significant retirement age population. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The
          state  has  generated   operating  surpluses  in  recent  years  while
          maintaining tax levels and funding growth-related service requirements. Florida's future budgets will be challenged by the passage of a constitutional amendment obligating the state to make ample provision for high-quality education for all children, limits on state sales tax growth due to the rapid expansion of Internet commerce, and the effect of international economic uncertainty on the state's exports and tourism business. Although no issuers of Florida Municipal Obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida Municipal Obligations

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT
---------------------

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of December 31, 1999, Touchstone Advisors had approximately $_____ billion in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors, subject to review by the Board of Trustees. Touchstone Advisors selects a Fund Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating Fund Sub-Advisors, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over five years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone  Advisors  discusses its  expectations for performance with each Fund
Sub-Advisor.    Touchstone    Advisors   provides   written    evaluations   and
recommendations to the Board of

Trustees, including whether or not each Fund's Sub-Advisor contract should be renewed, modified or terminated.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's Sub-Advisor a fee for its services.

The fee paid to Touchstone Advisors by each Fund is described in the following table:

                                           Fee to Advisor
                                  (as % of average daily net assets)

Each Fund of the Trust       0.50%  of assets up to $100 million
                             0.45%  of assets from $100 million to $200 million
                             0.40%  of assets from $200 million to $300 million
                            0.375%  of assets over $300 million
--------------------------------------------------------------------------------

FUND SUB-ADVISOR

Fort Washington Investment Advisors, Inc. is the Fund Sub-Advisor. The Fund Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for each Fund. The Fund Sub-Advisor manages the investments held by the Funds according to the applicable investment goals and strategies.

SUB-ADVISOR TO THE FUNDS

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1999, Fort Washington had assets under management of $_____ billion. Fort Washington, has been managing each Fund since May 1, 2000.

John J. Goetz is primarily responsible for managing the portfolio of each Fund and has been managing each Fund's portfolio since October 1986. Mr. Goetz joined Fort Washington in May 2000 and is _____________. He was employed by Trust's previous investment advisor from 1981 until April 2000.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
-------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. (the "Distributor"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from the Distributor or your financial advisor.

     o Investor Alert: The Distributor may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares

                                      CLASS A SHARES      INSTITUTIONAL SHARES
                                      CLASS C SHARES           (CLASS B)

                                  Initial    Additional   Initial    Additional
                                 Investment  Investment  Investment  Investment

Regular Account                   $1,000        None     $1,000,000     None
---------------

Retirement Plan Account or          $250        None         N/A         N/A
---------------------------
Custodial account under a
-------------------------
Uniform Gifts/Transfers to
--------------------------
Minors Act ("UGTMA)"
--------------------

Investments through the              $50        $50          N/A         N/A
------------------------
Automatic Investment Plan
-------------------------

     o Investor Alert: The Distributor could change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES

The share price, also called net asset value (NAV) of each of the Money Market Funds is determined as of 12:00 noon and 4:00 p.m., Eastern time. The offering price (NAV plus a sales charge, if applicable) of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange
(NYSE) is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Intrust Fund Solutions, Inc. (the "Transfer Agent").

Each of the Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of thirteen months or less and invests only in securities which meet its quality standards and present minimal credit risks. Each Money Market Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable each Money Market Fund to maintain a stable net asset value per share. However, there is no assurance that any Money Market Fund will be able to do so.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund's tax-exempt assets are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market makers' opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

CHOOSING A CLASS OF SHARES (TAX-FREE INTERMEDIATE TERM FUND, OHIO INSURED TAX-FREE FUND AND OHIO TAX-FREE MONEY FUND)

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A and Class C shares. The Ohio Tax-Free Money Fund offers Retail (Class A) and Institutional (Class B) shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A (RETAIL) SHARES

The offering price of Class A shares of each Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for accounts opened after July 31, 1999. Accounts opened before July 31, 1999 are subject to different sales charges. These sales charges are shown in the Statement of Additional Information ("SAI"). The amount of front-end sales charge in the following table is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                      Sales Charge         Sales Charge
                                         as % of              as % of
  Amount of Your Investment          Offering Price    Net Amount Invested
  -------------------------          --------------    -------------------

Under $50,000                             4.75%                4.99%
$50,000 but less than $100,000            4.50%                4.72%
$100,000 but less than $250,000           3.50%                3.63%
$250,000 but less than $500,000           2.95%                3.04%
$500,000 but less than $1 million         2.25%                2.31%
$1 million or more                        0.00%                0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the SAI.

In addition, there is no front-end sales charge on purchases by certain persons previously related to the Funds or its service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. Under the plan, each Fund pays an annual fee of up to 0.25% of its average daily net assets that are attributable to Class A shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment.

EACH OF THE MONEY MARKET FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE 1940 ACT FOR ITS SHARES. The Ohio Tax-Free Money Fund's plan is for its Retail shares only. This plan allows each Money Market Fund to pay an annual fee of up to 0.25% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment.

CLASS B (INSTITUTIONAL) SHARES

The minimum initial investment in Institutional shares of the Ohio Tax-Free Money Fund ordinarily is $1 million. Institutional shares are not subject to distribution fees under a distribution plan under Rule 12b-1 of the 1940 Act.

CLASS C SHARES

The offering price of Class C shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its NAV plus a 1.25% front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. A contingent deferred sales charge of 1% of the offering price will be charged on Class C shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

     o The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions
     o The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     o The redemption is made first from amounts free of any contingent deferred sales charge; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     o    Add together all of your original purchase payments
     o    Subtract any amounts previously withdrawn
     o Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares. Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES

For information about how to purchase shares, telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629-2050).

You can invest in the Funds in the following ways:

                               OPENING AN ACCOUNT

          o Please make your check (in U.S. dollars) payable to the applicable Fund.
          o Send your check with the completed account application to Intrust Fund Solutions, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354 Your application will be processed subject to your check clearing.
          o    You may also open an account through your financial advisor.
          o We price direct purchases in the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before 4:00 p.m., Eastern time, and transmitted to the Distributor by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.
          o You may receive a dividend in each of the Money Market Funds on the day you wire an investment if you notify the Transfer Agent of your wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.
BY MAIL OR
THROUGH YOUR
FINANCIAL ADVISOR
--------------------------------------------------------------------------------
          o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Funds for shares of any money market fund.
          o    You do not have to pay any exchange fee for these exchanges.
          o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------

                             ADDING TO YOUR ACCOUNT

          o Complete the investment form provided at the bottom of a recent account statement.
          o    Make your check payable to the applicable Fund.
          o Write your account number and asset allocation model number, if applicable, on the check.
          o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to the Distributor.
BY CHECK
--------------------------------------------------------------------------------
          o Specify your name and account number. If the Transfer Agent receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading, your order will be processed at that day's NAV or public offering price.
BY WIRE
--------------------------------------------------------------------------------
          o    You may exchange your shares by calling the Transfer Agent.
          o    You do not have to pay any exchange fee for these exchanges.
          o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.
BY EXCHANGE
--------------------------------------------------------------------------------

INFORMATION ABOUT WIRE TRANSFERS.

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to the Transfer Agent. Banks may charge a fee for handling wire transfers. You should contact the Transfer Agent or your financial advisor for further instructions.

     ooo  Special Tax Consideration
--------------------------------------------------------------------------------
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in the Funds are outlined below. The Transfer Agent does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service call the Transfer Agent at 1-800-543-0407; in Cincinnati, 629-2050.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE Plan. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

CASH SWEEP PROGRAM (MONEY MARKET FUNDS ONLY). Cash accumulations in accounts with financial institutions may be automatically invested in the Money Market Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g. a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements
     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

The Transfer Agent considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and the Transfer Agent. Certain processing organizations may receive compensation from the Funds, the Distributor, the Advisor or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

          o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.
          o To sell your Fund shares by telephone, call the Transfer Agent, Nationwide at 800-543-0407; in Cincinnati, 629-2050.
BY TELEPHONE
--------------------------------------------------------------------------------
          o    Write to the Transfer Agent.
          o    Indicate the number of shares or dollar amount to be sold.
          o    Include your name and account number.
          o Sign your request exactly as your name appears on your Investment Application
BY MAIL
--------------------------------------------------------------------------------
          o    Complete   the   appropriate   information   on  the   Investment
               Application.
          o If your proceeds are $1,000 or more, you may request that the Transfer Agent wire them to your bank account.
          o You will be charged a fee of $8.00. (Institutional Shares are not charged a fee.)
          o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
          o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact the Transfer Agent for more information.
BY WIRE
--------------------------------------------------------------------------------

          o You may open a checking account in any Fund (except the Ohio Insured Tax-Free Fund) and redeem shares by check.
          o Checks will be processed at the NAV the day the check is presented to the Custodian for payment.
          o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.
          o If you do not write more than 6 checks per month, there is no fee for your checking account. If you write more than 6 checks a month, you will be charged 25(cent) for each additional check written that month.
          o There is no charge for checks written by certain persons related to the Funds or its service providers and certain other persons listed in the SAI.
          o Shareholders in the Tax-Free Intermediate Term Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.
          o    Checks may not be certified.
          o If you invest in a Fund through a cash sweep program with a financial institution, you may not open a checking account.
BY CHECK
--------------------------------------------------------------------------------
          o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
          o Your financial advisor is responsible for making sure that sale requests are transmitted to the Transfer Agent in proper form in a timely manner.
THROUGH
YOUR FINANCIAL
ADVISOR
--------------------------------------------------------------------------------

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     o Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on the Transfer Agent's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000

     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request.

TELEPHONE SALES. If we receive your share sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to the Transfer Agent.

In order to protect your investment assets, the Transfer Agent will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable, in those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on the Trust's records
     o Mailing checks only to the account address shown on the Trust's records
     o    Directing wires only to the bank account shown on the Trust's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

If you exercise the Reinstatement Privilege, you should contact your tax advisor.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

Involuntary sales in the Tax-Free Intermediate Term Fund or Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund or a dividend or capital gain distribution on these shares without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to the Transfer Agent within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after the Transfer Agent receives your request.

LOW ACCOUNT BALANCES

The Transfer Agent may sell your Fund shares if your balance falls below the minimum amount required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to custodian accounts under the Uniform Gift to Minors Act (UGTMA). The Transfer Agent will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS
Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund
The Transfer Agent will forward the proceeds of your sale of shares of the Funds to you (or to your financial advisor) within 7 business days (normally within 3 business days) from the date of a proper request.

Money Market Funds
The Transfer Agent will forward the proceeds of your sale of shares of the Money Market Funds to you (or to your financial adviser) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request). Redemptions may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon, Eastern time.

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds which are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets
     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES
-----------------------

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund:

                                      Dividends Declared        Dividends Paid
                                      ------------------        --------------

Tax-Free Money Fund                          Daily                 Monthly
Tax-Free Intermediate Term Fund             Monthly                Monthly
Ohio Insured Tax-Free Fund                  Monthly                Monthly
Ohio Tax-Free Money Fund                     Daily                 Monthly
California Tax-Free Money Fund               Daily                 Monthly
Florida Tax-Free Money Fund                  Daily                 Monthly

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

DISTRIBUTIONS. Each Fund may invest a portion of its assets in obligations which pay interest that is not exempt from federal income tax. Taxable distributions from taxable interest may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

CAPITAL GAINS. (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users; such users should consult their tax advisors before investing in the Funds.

SPECIAL TAX CONSIDERATIONS

     o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Fund. Dividends from each of the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio Municipal Obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from each of these Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

     o California Tax-Free Money Fund. The California Tax-Free Money Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligation which pay interest that is not exempt from federal income tax and/or California income tax.

     o Florida Tax-Free Money Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida Municipal Obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida Municipal Obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years or during the term of its operation, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Prior to the fiscal year ending June 30, 2000, this information had been audited by Arthur Andersen LLP whose report, along with the Funds' financial statements and SAI, is available upon request.

                               TAX-FREE MONEY FUND

                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED JUNE 30,
                                           1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year    $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        --------------------------------------------------------------------------

Net investment income                        0.027           0.030           0.029           0.031           0.030
                                        --------------------------------------------------------------------------

Dividends from net investment income        (0.027)         (0.030)         (0.029)         (0.031)         (0.030)
                                        --------------------------------------------------------------------------

Net asset value at end of year          $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                        ==========================================================================

Total return                                 2.75%           3.03%           2.89%           3.15%           3.07%
                                        ==========================================================================

Net assets at end of year (000's)       $   25,234      $   37,383      $   30,126      $   25,342      $   26,692
                                        ==========================================================================

Ratio of net expenses to average
    net assets (A)                           0.89%           0.92%           0.99%           0.99%           0.99%

Ratio of net investment income
    to average net assets                    2.74%           2.98%           2.85%           3.09%           3.00%
------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.95% for the year ended June 30, 1999.

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS A

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                 1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    11.12      $    11.01      $    10.85      $    10.86      $    10.69
                                             --------------------------------------------------------------------------

Income from investment operations:
  Net investment income                            0.48            0.50            0.50            0.50            0.49
  Net realized and unrealized
    gains (losses) on investments                 (0.25)           0.11            0.16           (0.01)           0.17
                                             --------------------------------------------------------------------------

Total from investment operations                   0.23            0.61            0.66            0.49            0.66
                                             --------------------------------------------------------------------------

Dividends from net investment income              (0.48)          (0.50)          (0.50)          (0.50)          (0.49)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    10.87      $    11.12      $    11.01      $    10.85      $    10.86
                                             ==========================================================================

Total return (A)                                  2.07%           5.63%           6.19%           4.51%           6.36%
                                             ==========================================================================

Net assets at end of year (000's)            $   47,899      $   52,896      $   58,485      $   67,675      $   81,140
                                             ==========================================================================

Ratio of net expenses to average
    net assets                                    0.99%           0.99%           0.99%           0.99%           0.99%

Ratio of net investment income
    to average net assets                         4.33%           4.50%           4.55%           4.52%           4.59%

Portfolio turnover rate                             51%             36%             30%             37%             32%
-----------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.

                    TAX-FREE INTERMEDIATE TERM FUND - CLASS C

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                 1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    11.12      $    11.01      $    10.85      $    10.86      $    10.69
                                             --------------------------------------------------------------------------

Income from investment operations:
  Net investment income                            0.40            0.42            0.43            0.44            0.44
  Net realized and unrealized
    gains (losses) on investments                 (0.24)           0.11            0.16           (0.01)           0.17
                                             --------------------------------------------------------------------------

Total from investment operations                   0.16            0.53            0.59            0.43            0.61
                                             --------------------------------------------------------------------------

Dividends from net investment
    income                                        (0.40)          (0.42)          (0.43)          (0.44)          (0.44)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    10.88      $    11.12      $    11.01      $    10.85      $    10.86
                                             ==========================================================================

Total return (A)                                  1.40%           4.85%           5.49%           4.00%           5.82%
                                             ==========================================================================

Net assets at end of year (000's)            $    4,634      $    4,747      $    5,161      $    5,239      $    4,814
                                             ==========================================================================

Ratio of net expenses to average
    net assets                                    1.74%           1.74%           1.65%           1.49%           1.49%

Ratio of net investment income
    to average net assets                         3.58%           3.75%           3.89%           4.02%           4.08%

Portfolio turnover rate                             51%             36%             30%             37%             32%
-----------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.

                      OHIO INSURED TAX-FREE FUND - CLASS A

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                 1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    12.37      $    12.22      $    11.97      $    11.99      $    11.74
                                             --------------------------------------------------------------------------

Income from investment operations:
  Net investment income                            0.58            0.61            0.61            0.62            0.63
  Net realized and unrealized
    gains  (losses) on
    investments                                   (0.34)           0.23            0.25           (0.02)           0.25
                                             --------------------------------------------------------------------------

Total from investment operations                   0.24            0.84            0.86            0.60            0.88
                                             --------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income                                        (0.58)          (0.61)          (0.61)          (0.62)          (0.63)
  Distributions from net
    realized gains                                (0.29)          (0.08)          --.--           --.--           --.--
                                             --------------------------------------------------------------------------

Total distributions                               (0.87)          (0.69)          (0.61)          (0.62)          (0.63)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    11.74      $    12.37      $    12.22      $    11.97      $    11.99
                                             ==========================================================================

Total return (A)                                  1.81%           7.03%           7.36%           5.05%           7.75%
                                             ==========================================================================

Net assets at end of year (000's)            $   62,737      $   69,289      $   70,816      $   75,938      $   71,393
                                             ==========================================================================

Ratio of net expenses to average
    net assets (B)                                0.75%           0.75%           0.75%           0.75%           0.75%

Ratio of net investment income
    to average net assets                         4.72%           4.95%           5.05%           5.12%           5.35%

Portfolio turnover rate                             26%             41%             33%             46%             29%
-----------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.

     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.

                      OHIO INSURED TAX-FREE FUND - CLASS C

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                 1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    12.37      $    12.22      $    11.97      $    12.00      $    11.74
                                             --------------------------------------------------------------------------

Income from investment operations:
  Net investment income                            0.49            0.52            0.53            0.56            0.57
  Net realized and unrealized
    gains (losses) on investments                 (0.34)           0.23            0.25           (0.03)           0.26
                                             --------------------------------------------------------------------------

Total from investment operations                   0.15            0.75            0.78            0.53            0.83
                                             --------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income                                        (0.49)          (0.52)          (0.53)          (0.56)          (0.57)
  Distributions from net
    realized gains                                (0.29)          (0.08)          --.--           --.--           --.--
                                             --------------------------------------------------------------------------

Total distributions                               (0.78)          (0.60)          (0.53)          (0.56)          (0.57)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    11.74      $    12.37      $    12.22      $    11.97      $    12.00
                                             ==========================================================================

Total return (A)                                  1.05%           6.24%           6.65%           4.44%           7.31%
                                             ==========================================================================

Net assets at end of year (000's)            $    4,740      $    5,215      $    4,639      $    3,972      $    4,165
                                             ==========================================================================

Ratio of net expenses to average
    net assets (B)                                1.50%           1.50%           1.42%           1.25%           1.25%

Ratio of net investment income
    to average net assets                         3.97%           4.20%           4.37%           4.62%           4.84%

Portfolio turnover rate                             26%             41%             33%             46%             29%
-----------------------------------------------------------------------------------------------------------------------

     (A)  Total returns shown exclude the effect of applicable sales loads.

     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% for the year ended June 30, 1995.

                       OHIO TAX-FREE MONEY FUND - RETAIL (CLASS A) SHARES

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             --------------------------------------------------------------------------

Net investment income                             0.027           0.030           0.030           0.031           0.031
                                             --------------------------------------------------------------------------

Dividends from net investment
    income                                       (0.027)         (0.030)         (0.030)         (0.031)         (0.031)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             ==========================================================================

Total return                                      2.73%           3.07%           2.99%           3.14%           3.12%
                                             ==========================================================================

Net assets at end of year (000's)            $  214,691      $  205,316      $  166,719      $  240,323      $  226,606
                                             ==========================================================================

Ratio of net expenses to average
    net assets (A)                                0.75%           0.75%           0.75%           0.75%           0.74%

Ratio of net investment income
    to average net assets                         2.68%           3.02%           2.93%           3.09%           3.08%
-----------------------------------------------------------------------------------------------------------------------

    (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77%, 0.76% and 0.77% for the years ended June 30, 1999, 1998 and 1997, respectively.

            OHIO TAX-FREE MONEY FUND - INSTITUTIONAL (CLASS B) SHARES

                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                                                           PERIOD ENDED
                                                 YEAR ENDED JUNE 30,          JUNE 30,
                                                1999            1998          1997 (A)
---------------------------------------------------------------------------------------
Net asset value at beginning of period       $    1.000      $    1.000      $    1.000
                                             ------------------------------------------

Net investment income                             0.029           0.033           0.016
                                             ------------------------------------------

Dividends from net investment income             (0.029)         (0.033)         (0.016)
                                             ------------------------------------------

Net asset value at end of period             $    1.000      $    1.000      $    1.000
                                             ==========================================

Total return                                      2.98%           3.33%           3.31%(C)
                                             ==========================================

Net assets at end of period
    (000's)                                  $  176,106      $  115,266      $   97,589
                                             ==========================================

Ratio of net expenses to average
    net assets (B)                                0.50%           0.50%           0.50%(C)

Ratio of net investment income
    to average net assets                         2.93%           3.27%           3.28%(C)
--------------------------------------------------------------------------------

     (A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
     (B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.51%, 0.52% and 0.56% (C) for the periods ended June 30, 1999, 1998 and 1997, respectively.
     (C)  Annualized.

                         CALIFORNIA TAX-FREE MONEY FUND

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             --------------------------------------------------------------------------

Net investment income                             0.025           0.029           0.028           0.029           0.029
                                             --------------------------------------------------------------------------

Dividends from net investment income             (0.025)         (0.029)         (0.028)         (0.029)         (0.029)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             ==========================================================================

Total return                                      2.56%           2.94%           2.81%           2.95%           2.95%
                                             ==========================================================================

Net assets at end of year (000's)            $   47,967      $   41,013      $   32,186      $   36,122      $   19,525
                                             ==========================================================================

Ratio of net expenses to average
    net assets (A)                                0.75%           0.77%           0.80%           0.80%           0.70%

Ratio of net investment income
    to average net assets                         2.52%           2.89%           2.76%           2.88%           2.83%
-----------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 0.82% and 0.85% for the years ended June 30, 1996 and 1995, respectively.

                           FLORIDA TAX-FREE MONEY FUND

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                1999            1998            1997            1996           1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             --------------------------------------------------------------------------

Net investment income                             0.026           0.030           0.029           0.032           0.031
                                             --------------------------------------------------------------------------

Dividends from net investment income             (0.026)         (0.030)         (0.029)         (0.032)         (0.031)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    1.000      $    1.000      $    1.000      $    1.000      $    1.000
                                             ==========================================================================

Total return                                      2.68%           3.03%           2.90%           3.29%           3.17%
                                             ==========================================================================

Net assets at end of year (000's)            $   21,371      $   14,368      $   22,434      $   28,906      $   24,119
                                             ==========================================================================

Ratio of net expenses to average
    net assets (A)                                0.75%           0.75%           0.75%           0.61%           0.66%

Ratio of net investment income
    to average net assets                         2.58%           2.98%           2.85%           3.24%           3.12%
-----------------------------------------------------------------------------------------------------------------------

     (A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.98%, 0.95%, 0.94%, 0.80% and 0.80% for the years ended June 30, 1999, 1998, 1997,
          1996 and 1995, respectively.

FOR MORE INFORMATION
--------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                      Touchstone Family of Funds
                      311 Pike Street
                      Cincinnati, Ohio 45202
                      800.669.2796 (Press 3)
                      http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by calling the SEC at 1-202-942-8090. You can get information about the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

You can also view the SAI and the reports free from the SEC's Internet website at http://www.sec.gov. You can get information about the SEC's Internet website by writing to the SEC at the above address or by e-mailing a request to: public infor@sec.gov.

Investment Company Act file no. 811-3174

                            TOUCHSTONE TAX-FREE TRUST

                              o  TAX-FREE MONEY FUND

                              o  TAX-FREE INTERMEDIATE TERM FUND

                              o  OHIO INSURED TAX-FREE FUND

                              o  OHIO TAX-FREE MONEY FUND

                              o  CALIFORNIA TAX-FREE MONEY FUND

                              o  FLORIDA TAX-FREE MONEY FUND


                          CLASS A, CLASS B AND CLASS C
                              SHARES ARE OFFERED BY
                                 THIS PROSPECTUS

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June __, 2000

                               Tax-Free Money Fund
                         Tax-Free Intermediate Term Fund
                           Ohio Insured Tax-Free Fund
                            Ohio Tax-Free Money Fund
                         California Tax-Free Money Fund
                           Florida Tax-Free Money Fund

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of Touchstone Tax-Free Trust dated June __, 2000. A copy of a Fund's Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

TABLE OF CONTENTS                                                           PAGE

THE TRUST......................................................................3
MUNICIPAL OBLIGATIONS..........................................................4
QUALITY RATINGS OF MUNICIPAL OBLIGATIONS......................................10
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS.................................13
INVESTMENT LIMITATIONS........................................................17
INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES......................22
TRUSTEES AND OFFICERS.........................................................25
THE INVESTMENT ADVISER AND SUB-ADVISOR........................................28
THE DISTRIBUTOR...............................................................30
DISTRIBUTION PLANS............................................................31
SECURITIES TRANSACTIONS.......................................................33
PORTFOLIO TURNOVER............................................................35
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................36
CHOOSING A SHARE CLASS........................................................39
OTHER PURCHASE INFORMATION....................................................44
TAXES.........................................................................46
REDEMPTION IN KIND............................................................48
HISTORICAL PERFORMANCE INFORMATION............................................48
PRINCIPAL SECURITY HOLDERS....................................................53
CUSTODIAN.....................................................................53
INDEPENDENT AUDITORS..........................................................54
TRANSFER AGENT................................................................54
TAX EQUIVALENT YIELD TABLES...................................................55
FINANCIAL STATEMENTS..........................................................58

THE TRUST
---------
Touchstone Tax-Free Trust (the "Trust"), formerly Midwest Group Tax Free Trust and Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective(s) and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Class A (Retail) shares and Class B (Institutional) shares of the Ohio Tax-Free Money Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class A shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares;
(iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Class B shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) Class C shares bear the expenses of higher distribution fees;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred.

In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------
Each Fund invests primarily in Municipal Obligations. Municipal Obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax. The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund invest primarily in Ohio Obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Fund invests primarily in California Obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Fund invests primarily in Florida Obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interests will be tax-exempt when distributed as dividends to shareholders. Each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate which is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate which is adjusted at specified  intervals  to a  specified  interest  rate.  Periodic  interest  rate adjustments  help  stabilize  the  obligations'  market  values.  Each  Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on specific dates once or twice each year. Each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price which a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

Each Fund intends to purchase such obligations only from sellers deemed by the Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate, which along with the regular amortization of the principal, may make them attractive for a portion of the assets of the Funds. Certain of these lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds will only purchase unrated lease obligations which meet the Fund's quality standards, as determined by the Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------
The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs which may rate the obligations of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Services, Inc. ("Fitch").

The Tax-Free Intermediate Term Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P or Fitch. The Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P or Fitch. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3) or Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

GENERAL. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Advisor to appraise independently the fundamental quality of the obligations held by the Funds.
Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation which depends on credit of the U.S. Government (e.g. project notes) will be considered by the Advisor as having the equivalent of the highest rating of Moody's, S&P or Fitch. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P or Fitch. Each Fund may also invest in Municipal Obligations which are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------
A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of either certificates of deposit, eligible bankers' acceptances or securities which are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. Each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This lending policy may not be changed by a Fund without the affirmative vote of a majority of its outstanding shares.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor or any affiliated person of the Trust or an affiliated person of the Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING AND PLEDGING. As a temporary measure for extraordinary or emergency purposes, the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may each borrow money from banks or other persons in an amount not exceeding 10% of its total assets. Each Fund may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. The Funds will not make any additional purchases of portfolio securities while borrowings are outstanding.

The Ohio Tax-Free Money Fund may borrow money from banks (provided there is 300% asset coverage) or from banks or other persons for temporary purposes (in an amount not exceeding 5% of its total assets). The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of the value of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The Fund will not make any purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above. Each Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares.

SECURITIES WITH LIMITED MARKETABILITY. Each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------
The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE LIMITATIONS APPLICABLE TO THE TAX-FREE MONEY FUND, THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money or pledge, mortgage or hypothecate its assets, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 10% of the value of its total assets. A Fund will not make any additional purchases of portfolio securities while borrowings are outstanding.

     2. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons, either directly or through a majority owned subsidiary. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     3. ILLIQUID INVESTMENTS. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of the total assets of the Fund would be invested in such securities.

     4. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate, but this shall not prevent investments in Municipal Obligations which are secured by or represent interests in real estate.

     5. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.

     6. LOANS. Each Fund will not make loans to other persons, except (a) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, (b) by loaning portfolio securities, or (c) by engaging in repurchase transactions.

     7. CERTAIN COMPANIES. Each Fund will not purchase securities of a company, if such purchase at the time thereof, would cause more than 5% of the Fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

     8. OBLIGATIONS OF ONE ISSUER. Each Fund will not purchase more than 10% of the outstanding publicly issued debt obligations of any issuer. With respect to the Ohio Insured Tax-Free Fund, this limitation does not apply to securities issued or guaranteed by the State of Ohio and its political subdivisions and duly constituted authorities and corporations. This limitation is not applicable to privately issued Municipal Obligations.

     9. INVESTING FOR CONTROL. Each Fund will not invest in companies for the purpose of exercising control.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 10% of its total assets in the securities of other investment companies and then only for temporary purposes in companies whose dividends are tax-exempt or invest more than 5% of its total assets in the securities of any investment company. Each Fund will not purchase more than 3% of the outstanding voting stock of any investment company.

     11. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities.

     12. COMMON STOCKS. Each Fund will not invest in common stocks.

     13. SECURITIES OWNED BY AFFILIATES. Each Fund will not purchase or retain the securities of any issuer if, to the Trust's knowledge, those Trustees and officers of the Trust or of the Advisor, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

     14. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or write call options. This limitation is not applicable to the extent that sales by a Fund of Municipal Obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     15. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments. Each Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     16. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

As diversified series of the Trust, the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund have adopted the following additional investment limitation, which may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. Neither Fund will purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. Government, its agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of a Fund and to not more than 10% of the outstanding voting securities of such issuer.

THE LIMITATIONS APPLICABLE TO THE OHIO TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by it except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by the U.S. Government, its territories and possessions, the District of Columbia and their respective agencies and instrumentalities or any state and its political subdivisions, agencies, authorities and instrumentalities. The Fund may invest more than 25% of its total assets in tax-exempt obligations in a particular segment of the bond market.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY FUND AND THE FLORIDA TAX-FREE MONEY FUND ARE:

     1. BORROWING MONEY. Each Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. Each Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. Each Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. Each Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. Each Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. Each Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which a Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. Each Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. Each Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. Each Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Trust has never acquired, nor does it presently intend to acquire, securities issued by any other investment company or investment trust. The Funds will not purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------
Under normal market conditions, at least 65% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations which are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations. The Board of Trustees may terminate the practice of investing in insured obligations if it determines that such practice is not in the best interests of the Fund's shareholders.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. All premiums are paid in advance by the issuer or underwriter. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, the Fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations which are insured by the issuer of the obligation under a new issue insurance policy. In the event the Advisor makes a recommendation to purchase an obligation which is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp.("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA has been the leader in the municipal bond insurance market for the past sixteen years, holding a 42% share of the market in 1997. MBIA's volume of new issue municipal bonds increased to approximately $44 billion in 1997, as compared to $37 billion during the previous year. While premium levels in the municipal market continue to be very competitive, insurers throughout the industry are diversifying their products by targeting both the asset-based and the international markets. Although municipal bond insurance remains the dominant component of MBIA's written and earned premiums, the company further expanded its asset-backed business in 1998 with the acquisition of CapMAC
Holdings Inc. MBIA's efforts to capitalize on international insurance opportunities began in 1995 when it entered into a European joint venture with AMBAC and expanded further in 1998 with the opening of an office in Japan. MBIA's international business volume as of December 31, 1997 represents 2.3% of its total insured portfolio. MBIA continues to successfully position itself for continued growth and diversification without a material negative impact on its overall consolidated risk profile. MBIA is 98.4% publicly owned, with its remaining shares owned by Aetna Casualty & Surety Company.

AMBAC is the oldest and second largest bond insurer. AMBAC held a 24% share of the municipal bond market in 1997, down from 29% the previous year, as management was not willing to follow downward pricing trends to maintain its share of the market. AMBAC has historically taken a very conservative approach to the bond insurance business, beyond simply underwriting, to a zero-loss philosophy. Management remains committed to investment- grade underwriting and risk management, not only for its bond insurance business, but for all of its products. AMBAC's disciplined underwriting continues to produce a high-quality book of business with a very low insured portfolio risk profile and a high margin of safety. As with other insurers, product diversification has been a cornerstone of the AMBAC strategic plan. The AMBAC and MBIA joint venture in Europe has made a material contribution to the overall business success of AMBAC's specialized finance division and AMBAC's entry into the asset-based insurance sector now accounts for 35% of its net par written. AMBAC is entirely owned by public shareholders.

FGIC is 99% owned by General Electric Capital Services and 1% owned by Sumitomo Marine & Fire Insurance Co. Ltd. FGIC remains committed to investment-grade, zero-loss underwriting and risk management standards. This has resulted in a high-quality book of insured business. FGIC employs a conservative underwriting strategy in terms of its target markets, focusing on the low-risk sectors of the municipal market such as general obligations, tax-backed, water, sewer and transportation sectors. Although the company posted a 49.7% increase in net par written in 1997, net premiums written only rose 12.7%. The lower growth rate of net premiums written compared to net par written is the result of pricing declines in FGIC's targeted sectors, which represent the most competitively priced sectors. Without pressure from its parent to provide ever increasing returns, FGIC has little incentive to expand into the riskier sectors of the municipal market and therefore continues to focus on the lower- risk sectors that provide stable earnings.

FSA continues to expand its presence in the municipal bond market with a 15% market share in 1997, up from a 5% market share in 1995. While FSA's roots are in the asset-based insurance sector, it no longer is the perennial market share leader in this market, although it remains a major player. From a total portfolio perspective, municipal insurance in force has surpassed the insured asset-backed portfolio. Municipal net par now represents 63% of the total par book of business with asset- backed net exposure declining to about 37%. The company's quality and risk management measurements are generally equal to or slightly better than most industry averages and it continues to predominately seek investment-grade underwriting. FSA's capital adequacy margin of safety, currently in the 1.5x - 1.6x range is above the industry average of 1.3x - 1.4x and management has indicated that it intends for the near-term to maintain its current margin of safety. Notwithstanding its underwriting conservatism, FSA's earnings measurements have exhibited recent improvement due to increased municipal bond market share, lower capital charges and economy of scale improvements. During the year ended December 31, 1997, net premiums written by FSA increased 43%.

TRUSTEES AND OFFICERS
---------------------
The following is a list of the Trustees and executive officers of the Trust, their compensation from the Trust and their aggregate compensation from the Western-Southern complex of mutual funds for the fiscal year ended June 30, 1999. Messrs. Coleman, Cox, Schwab, Stautberg and Ms. McGruder began serving as Trustees on October 29, 1999. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each of the Trustees is also a Trustee of Touchstone Investment Trust and Touchstone Strategic Trust. Each of the Trustees, except Mr. Lerner, Mr. Leshner, Ms. McGruder and Mr. Robertson is also a Trustee of Touchstone Variable Series Trust.

                                                                   AGGREGATE
                                                                  COMPENSATION
                                             COMPENSATION        FROM TOUCHSTONE
          NAME             POSITION HELD      FROM TRUST           COMPLEX (1)
          ----             -------------      ----------           -----------

William O. Coleman         Trustee                $0                $________
Philip R. Cox              Trustee                $0                $________
+H. Jerome Lerner          Trustee              $4,000               $12,000
*Robert H. Leshner         President/             $0                    $0
                           Trustee
*Jill T. McGruder          Trustee                $0                    $0
+Oscar P. Robertson        Trustee              $4,000               $12,000
Nelson Schwab, Jr.         Trustee                $0                $________
+Robert E. Stautberg       Trustee                $0                $________

                                                                   AGGREGATE
                                                                  COMPENSATION
                                             COMPENSATION        FROM TOUCHSTONE
          NAME             POSITION HELD      FROM TRUST           COMPLEX (1)
          ----             -------------      ----------           -----------

Joseph S. Stern, Jr.       Trustee                $0                $________
Maryellen Peretzky         Vice President         $0                $       0
Tina D. Hosking            Secretary              $0                $       0
Theresa M. Samocki         Treasurer              $0                $       0

     (1) The Western-Southern complex of funds consists of six series of the Trust, eight series of Touchstone Strategic Trust , six series of Touchstone Investment Trust and ten series of the Touchstone Variable Series Trust.

     * Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor and Touchstone Securities, Inc., the Trust's distributor, and Mr. Leshner, as an employee of Fort Washington Investment Advisors, Inc., the Funds Sub-Advisor, are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

     + Member of Audit Committee.

The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

WILLIAM O. COLEMAN, Age 70, 2 Noel Lane, Cincinnati, Ohio is a retired General Sales Manager and Vice President of The Procter & Gamble Company and a trustee of The Procter & Gamble Profit Sharing Plan and The Procter & Gamble Employee Stock Ownership Plan. He is a director of LCA-Vision and a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

PHILLIP R. COX, Age 52, 105 East Fourth Street, Cincinnati, Ohio is President and Chief Executive Officer of Cox Financial Corp. (a financial services company). He is a director of the Federal Reserve Bank of Cleveland, Cincinnati Bell Inc. and Cinergy Corporation. He is also a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

H. JEROME LERNER, Age 61, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc. (a manufacturer of electronic connectors). He is also a director of Slush Puppy Inc. (a manufacturer of frozen beverages) and Peerless Manufacturing (a manufacturer of bakery equipment).

ROBERT H. LESHNER, Age 60, 312 Walnut Street, Cincinnati, Ohio is President and a director of Ft. Washington Brokerage Services, Inc. (a broker-dealer), CS Holdings, Inc. (a financial services company and parent of Intrust Fund Solutions, Inc. and IFS Fund Distributors, Inc.), Intrust Fund Solutions, Inc. (a registered transfer agent) and IFS Fund Distributors, Inc. (a registered broker-dealer). He is also President and a trustee of Touchstone Strategic Trust and Touchstone Investment Trust (registered investment companies).

JILL T. McGRUDER, Age 44, 311 Pike Street, Cincinnati, Ohio is President, Chief Executive Officer and a director of IFS Financial Services, Inc. (a holding company), Touchstone Advisors, Inc. (a registered investment adviser of the Trust) and Touchstone Securities, Inc. (a registered broker-dealer). She is a Senior Vice President of The Western-Southern Life Insurance Company and a director of Capital Analysts Incorporated (a registered investment adviser and broker-dealer), CS Holdings, Inc., Ft. Washington Brokerage Services, Inc., IFS Fund Distributors, Inc. and Intrust Fund Solutions, Inc. She is also President and a director of IFS Agency Services, Inc. and IFS Insurance Agency, Inc. (insurance agencies). Until December 1996, she was National Marketing Director of Metropolitan Life Insurance Co. From 1991 until 1996, she was Vice President of Touchstone Advisors, Inc. and IFS Financial Services, Inc.

OSCAR P. ROBERTSON, Age 60, 4293 Muhlhauser Road, Fairfield, Ohio is President of Orchem Corp., a chemical specialties distributor, and Orpack Stone Corporation, a corrugated box manufacturer. Mr. Robertson is also a trustee of Touchstone Strategic Trust and Touchstone Investment Trust (registered investment companies).

NELSON SCHWAB, JR., Age 81, 511 Walnut Street, Cincinnati, Ohio is Senior Counsel of Graydon, Head & Ritchey (a law firm). He is a director of Rotex, Inc., The Ralph J. Stolle Company and Security Rug Cleaning Company. He is also a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

ROBERT E. STAUTBERG, Age 65, 4815 Drake Road, Cincinnati, Ohio is a retired partner and director of KPMG Peat Marwick LLP. He is Chairman of the Board of Trustees of Good Samaritan Hospital and a trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

JOSEPH S. STERN, JR., Age 81, 3 Grandin Place, Cincinnati, Ohio is a retired Professor Emeritus of the University of Cincinnati College of Business. He is also a a trustee of Touchstone Strategic Trust, Touchstone Investment Trust,
Touchstone Series Trust and Touchstone Variable Series Trust (registered investment companies).

TINA D. HOSKING, Age 31, 312 Walnut Street, Cincinnati, Ohio is Associate General Counsel and Vice President of Intrust Fund Solutions, Inc. and IFS Fund Distributors, Inc. She is also Secretary of Touchstone Investment Trust and Touchstone Strategic Trust.

THERESA M. SAMOCKI, Age 30, 312 Walnut Street, Cincinnati, Ohio is Vice President-Fund Accounting Manager of Intrust Fund Solutions, Inc. and IFS Fund Distributors, Inc. She is also Treasurer of Touchstone Investment Trust and Touchstone Strategic Trust.

MARYELLEN PERETSKY, Age 47, 312 Walnut Street, Cincinnati, Ohio is Senior Vice President, Chief Operating Officer and Secretary of Ft. Washington Brokerage Services, Inc. and

Senior Vice President and Secretary of CS Holdings, Inc., Intrust Fund Services, Inc. and IFS Fund Distributors, Inc. She is also Vice President of Touchstone Investment Trust and Touchstone Strategic Trust.

Each Trustee, except for Mr. Leshner and Ms. McGruder, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

THE INVESTMENT ADVISER AND SUB-ADVISOR
--------------------------------------
THE INVESTMENT ADVISER. Touchstone Advisors, Inc. (the "Advisor"), is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Leshner may be deemed to be an affiliate of the Advisor because of his employment with Fort Washington Investment Advisors, Inc., a Fund Sub-Advisor. Ms. McGruder and Mr. Leshner, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund's Sub-Advisor, reviews and evaluates the performance of a Fund Sub-Advisor and determines whether or not the Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:

                                              Fee to Advisor
                                    (as % of average daily net assets)

Each Fund of the Trust       0.50%  of assets up to $100 million
                             0.45%  of assets from $100 million to $200 million
                             0.40%  of assets from $200 million to $300 million
                            0.375%  of assets over $300 million

Set forth below are the advisory fees paid by the Funds to the previous adviser to the Funds (the "Predecessor Advisor") during the fiscal years ended June 30, 1999, 1998 and 1997.

                                        1999       1998       1997
                                        ----       ----       ----

Tax-Free Money Fund(1)                $143,015    150,790    149,097
Tax-Free Intermediate Term Fund        271,849    302,947    343,509
Ohio Insured Tax-Free Fund(2)          353,019    378,345    393,579
Ohio Tax-Free Money Fund(3)          1,597,319  1,421,029  1,181,638
California Tax-Free Money Fund         278,310    210,813    200,103
Florida Tax-Free Money Fund(4)         285,704    276,608    234,628

(1) The Predecessor Advisor voluntarily waived $17,332 of its fees for the fiscal year ended June 30, 1999 in order to reduce the operating expenses of the Fund.
(2) The Predecessor Advisor voluntarily reimbursed the Fund for $948 of Class A expenses for the fiscal year ended June 30, 1998 in order to reduce the operating expenses of the Fund.
(3) The Predecessor Advisor voluntarily waived $51,659, $46,680 and $54,672 of its fees for the fiscal years ended June 30, 1999, 1998 and 1997, respectively and reimbursed the Fund for $7,979 and $9,148 of Class B expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.
(4) The Predecessor Advisor voluntarily waived $124,338, $107,645 and $87,852 of its fees for the fiscal years ended June 30, 1999, 1998 and 1997, respectively, and reimbursed the Fund for $7,114 and $18,259 of Class B expenses for the fiscal years ended June 30, 1998 and 1997, respectively, in order to reduce the operating expenses of the Fund.

The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Advisor bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plans of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Advisor are paid by the Advisor.

By their terms, the Funds' investment advisory agreements remain in force until May 1, 2002, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. ("the Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor which is paid monthly at an annual rate of 0.20% of the average daily net assets of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund and 0.15% of the average daily net assets of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund.

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force until May 1, 2001 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE DISTRIBUTOR
---------------
Touchstone Securities, Inc. (the "Distributor") is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Distributor is an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

The Distributor currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The Distributor retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. Prior to May 1, 2000, the Predecessor Advisor served as the principal underwriter of the Funds. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $58,611 of which the Predecessor Advisor paid $54,787 to unaffiliated dealers in the selling network, earned $ 965 as a broker-dealer in the selling network and retained $2,859 in underwriting commissions. For the fiscal year ended June 30, 1999, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $68,267 of which the Predecessor Advisor paid $58,562 to unaffiliated dealers in the selling network, earned $4,048 as a broker-dealer in the selling network and retained $5,657 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting commissions on sales of the Tax-Free Intermediate Term Fund's shares were $49,885 of which the Predecessor Advisor paid $ 46,235 to unaffiliated broker-dealers in the selling network, earned $1,298 as a broker-dealer in the selling network and retained $2,352 in underwriting commissions. For the fiscal year ended June 30, 1998, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $77,704 of which the Predecessor Advisor paid $69,527 to unaffiliated dealers in the selling network, earned $1,683 as a broker-dealer in the selling network and retained $6,493 in underwriting commissions. For the fiscal year ended June 30, 1997, the aggregate underwriting commissions on sales of the Tax-Free Intermediate Term Fund's shares were $75,551 of which the Predecessor Advisor paid $70,274 to unaffiliated broker-dealers in the selling network, earned $1,550 as a broker-dealer in the selling network and retained $3,727 in underwriting commissions. For the fiscal year ended June 30, 1997, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $128,695 of which the Predecessor Advisor paid $114,282 to unaffiliated dealers in the selling network, earned $3,906 as a broker-dealer in the selling network and retained $10,507 in underwriting commissions.

The Distributor retains the contingent deferred sales load on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which are subject to a contingent deferred sales load. For the fiscal year ended June 30, 1999, the Predecessor Advisor retained $13,216 and $1,347 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1998, the Predecessor Advisor retained $6,430 and $5,587 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 1997, the Predecessor Advisor retained $5,958 and $1,441 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------
CLASS A PLAN -- As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Advisor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Tax-Free Money Fund and .25% of the average daily net assets of the Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 1999, the aggregate distribution-related expenditures of the Tax-Free Money Fund ("MF"), the Tax-Free Intermediate Term Fund ("ITF"), the Ohio Insured Tax-Free Fund ("OIF"), the Ohio Tax-Free Money Fund ("OMF"), the California Tax-Free Money Fund ("CMF") and the Florida Tax-Free Money Fund ("FMF") under the Class A Plan were $1,718, $42,341, $8,559, $501,001, $27,528 and $42,826, respectively. Amounts were spent as follows:

                             MF          ITF         OIF         OMF         CMF         FMF
Printing and mailing
of prospectuses and
reports to prospective
shareholders              $  1,718    $  3,067    $  4,273    $  6,377    $  3,528    $  2,643

Payments to broker-
dealers and others
for the sale or
retention of assets             --      39,274       4,286     483,607      24,000      40,183

Other promotional
expenses                        --          --          --      11,017          --          --
                          --------    --------    --------    --------    --------    --------

TOTALS                    $  1,718    $ 42,341    $  8,559    $501,001    $ 27,528    $ 42,826
                          ========    ========    ========    ========    ========    ========

CLASS C PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund) -- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Advisor of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended June 30, 1999, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund ("ITF") and the Ohio Insured Tax-Free Fund ("OIF") under the Class C Plan were $25,030 and $27,034, respectively. Amounts were spent as follows:

                                    ITF        OIF
Printing and mailing of
prospectuses and reports
to prospective shareholders       $   304    $   320
Payments to broker-dealers and
others for the sale or
retention of assets                24,726     26,714
                                  -------    -------

                                  $25,030    $27,034
                                  =======    =======

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of

Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Robert H. Leshner and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------
Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Advisor, the Sub-Advisor and other affiliates of the Trust or the Advisor or Sub-Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent  with the  Rules of Fair  Practice  of the  National  Association  of
Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities which are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS. The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Advisor and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Advisor and Sub-Advisor. The Code requires that all employees of the Advisor and Sub-Advisor preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Advisor and Sub-Advisor include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Advisor and Sub-Advisor within periods of trading by the Funds in the same (or equivalent) security. The Code of Ethics adopted by the Trust, the Advisor, the Sub-Advisor and the Distributor are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------
The Sub-Advisor intends to hold the portfolio securities of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Advisor and Sub-Advisor anticipate that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
The share price (net asset value) of the shares of the Tax- Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is determined as of 12:00 noon and 4:00 p.m., Eastern time, on each day the Trust is open for business. The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 promulgated under the Investment Company Act of 1940, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund.

Pursuant to Rule 2a-7, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two nationally recognized statistical rating organizations ("NRSROs") (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's net asset value calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund or the Florida Tax-Free Money Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, the Advisor will use (consistent with procedures established by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of
Trustees.  Valuations  provided  by  pricing  services  or  the  Advisor  may be
determined   without   exclusive   reliance  on  matrixes   and  may  take  into
consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Since it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted the policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------
Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales loads and distribution expense amounts. Shares of the Tax-Free Intermediate Term Fund purchased before February 1, 1994 are Class A shares. Shares of the Ohio Insured Tax-Free Fund purchased before November 1, 1993 are Class A shares. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales loads or, in the case of purchases of $1 million or more, no initial sales load, you may find Class A shares attractive because similar sales load reductions are not available for Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold with a lower initial sales load so more of the purchase price is immediately invested in a Fund. If you do not plan to hold your shares in a Fund for a long time (less than 4 1/4 years), it may be better to purchase Class C shares so that more of your purchase is invested directly in the Fund, although you will pay higher distribution fees. If you plan to hold your shares in a Fund for more than 4 1/4 years, it may be better to purchase Class A shares, since after 4 1/4 years your accumulated distribution fees may be more than the sales load paid on your purchase.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. The Distributor works with many experienced and very qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. The Distributor believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each class of shares:


CLASS                        SALES LOAD                             12b-1 FEE
--------------------------------------------------------------------------------
  A            Maximum of 4.75% initial sales load reduced for        0.25%
               purchases of $50,000 and over; shares sold without an initial sales load may be subject to a 1.00% contingent deferred sales load during first year if a commission was paid to a dealer

  C            1.25% initial sales load; 1.00% contingent             1.00%
               deferred sales load during first year
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales load and the annual expenses are lower.

     Class A Shares
     --------------

Class A shares are sold at net asset value ("NAV") plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within 1 year after purchase if a commission was paid by the Distributor to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                    Percentage          Which         Dealer
                                    of Offering      Equals this    Reallowance
                                  Price Deducted     Percentage    as Percentage
                                     for Sales       of Your Net     of Offering
Amount of Investment                   Load           Investment       Price
--------------------                   ----           ----------       -----
Less than $50,000                      4.75%             4.99%          4.00%
$50,000 but less than $100,000         4.50              4.72           3.75
$100,000 but less than $250,000        3.50              3.63           2.75
$250,000 but less than $500,000        2.95              3.04           2.25
$500,000 but less than $1,000,000      2.25              2.31           1.75
$1,000,000 or more                     None              None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                    Percentage          Which         Dealer
                                    of Offering      Equals this    Reallowance
                                  Price Deducted     Percentage    as Percentage
                                     for Sales       of Your Net     of Offering
Amount of Investment                   Load           Investment       Price
--------------------                   ----           ----------       -----
Less than $100,000                     4.00%             4.17%          3.60%
$100,000 but less than $250,000        3.50              3.63           3.30
$250,000 but less than $500,000        2.50              2.56           2.30
$500,000 but less than $1,000,000      2.00              2.04           1.80
$1,000,000 or more                     None              None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                    Percentage          Which         Dealer
                                    of Offering      Equals this    Reallowance
                                  Price Deducted     Percentage    as Percentage
                                     for Sales       of Your Net     of Offering
Amount of Investment                   Load           Investment       Price
--------------------                   ----           ----------       -----
Less than $100,000                     2.00%             2.04%          1.80%
$100,000 but less than $250,000        1.50              1.52           1.35
$250,000 but less than $500,000        1.00              1.01           .90
$500,000 but less than $1,000,000      0.75              0.76           0.65
$1,000,000 or more                     None              None

The following table illustrates the initial sales load breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                    Percentage          Which         Dealer
                                    of Offering      Equals this    Reallowance
                                  Price Deducted     Percentage    as Percentage
                                     for Sales       of Your Net     of Offering
Amount of Investment                   Load           Investment       Price
--------------------                   ----           ----------       -----
Less than $500,000                     1.00%             1.01%          1.00%
$500,000 but less than $1,000,000      0.75              0.76           0.75
$1,000,000 or more                     None              None

Under certain circumstances, the Distributor may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, the Distributor may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Western-Southern Family of Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from the Distributor. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Western-Southern Family of Funds. Dealers should contact the Distributor for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Western-Southern Funds will not qualify for payment of the dealer's commission unless the exchange is from a Western-Southern Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Western-Southern Fund sold with a sales load with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any Western-Southern load fund under a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the contingent deferred sales load.

     Class C Shares
     --------------

Class C shares are sold with an initial sales load of 1.25% and are subject to a contingent deferred sales load of 1.00% on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. The Distributor intends to pay a commission of 2.00% of the purchase amount to your broker at the time you purchase Class C shares.

     Additional Information on the Contingent Deferred Sales Load
     ------------------------------------------------------------

The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Distributor may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc.

All sales loads imposed on redemptions are paid to the Distributor. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

OTHER PURCHASE INFORMATION

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in one Fund and $25,000 in another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Distributor with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any Purchaser of shares of a Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Distributor a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the Purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The Purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:

1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with the Distributor.
2. By any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
3. By clients of any portfolio advisor who are referred to the Distributor by a portfolio advisor.
4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with the Distributor.
5. As part of certain promotional programs established by the Fund and/or Distributor.
6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between the Distributor and such group.
7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
8.   Through Processing Organizations described in the Prospectuses.

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by the Distributor. Your financial advisor should call the Distributor for more information.

OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales load as described herein because such purchases require minimal sales effort by the Distributor. Purchases made at net asset value may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----
The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax (at the rate of 26% to 28% for individuals and 20% for corporations). The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders should consult their tax advisors as to the application of these provisions.

Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). In general, the tax will apply to such benefits only in cases where the recipient's provisional income, consisting of adjusted gross income, tax-exempt interest income and 50% of any Social Security benefits, exceeds a base amount ($25,000 for single individuals and $32,000 for individuals filing a joint return). In such cases, the tax will be imposed on the lesser of 50% of the recipient's Social Security benefits or the excess of provisional income over the base amount. A second tier of inclusion rules for high-income social security recipients has been added for tax years beginning after 1993. These new rules apply to taxpayers who have provisional income over $44,000 (married filing jointly) or $34,000 (single). For these taxpayers, the amount of benefit subject to tax is the lesser of (1) 85% of the social security benefit received or (2) 85% of the excess of the taxpayer's provisional income over $44,000 (married filing jointly) or $34,000 (single) plus the smaller of
(a) $6,000 (married filing jointly) or $4,500 (single) or (b) the amount taxable under the 50% inclusion rules described above. Shareholders receiving Social Security benefits may wish to consult their tax advisors.

All or a portion of the sales load incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other fund of the Touchstone complex of mutual fundS and a sales load that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in the funds of the Western-Southern complex of mutual funds. The portion of the sales load so excluded from the tax basis of the shares sold will equal the amount by which the sales load that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales load excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 1999, the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $361,822 which expires on June 30, 2004.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------
Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------
Yield quotations on investments in the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund
and the Florida Tax-Free Money Fund do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.86% and 2.90%, respectively. The Ohio Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.87% and 2.91%, respectively, for Class A shares and 3.12% and 3.17%, respectively, for Class B shares. The California Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 2.82% and 2.86%, respectively. The Florida Tax-Free Money Fund's current and effective yields for the seven days ended June 30, 1999 were 3.01% and 3.05%. The Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may also quote a tax- equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 4.74% and 4.80%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the Ohio Tax-Free Money Fund's tax- equivalent current and effective yields for the seven days ended June 30, 1999 were 5.14% and 5.21%, respectively, for Class A shares and 5.58% and 5.67%, respectively, for Class B shares. Based on the highest combined marginal federal and California income tax rate for individuals (45.22%), the California Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 5.15% and 5.22%, respectively. Based on the highest marginal federal income tax rate for individuals (39.6%), the Florida Tax-Free Money Fund's tax-equivalent current and effective yields for the seven days ended June 30, 1999 were 4.98% and 5.05%.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV
Where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for the periods ended June 30, 1999 are as follows:

Tax-Free Intermediate Term Fund (Class A)
1 year                                                                0.03%
5 years                                                               4.52%
10 years                                                              5.73%

Tax-Free Intermediate Term Fund (Class C)
1 year                                                                1.40%
5 years                                                               4.30%
Since inception (February 1, 1994)                                    3.30%

Ohio Insured Tax-Free Fund (Class A)
1 year                                                               -2.27%
5 years                                                               4.92%
10 years                                                              6.09%

Ohio Insured Tax-Free Fund (Class C)
1 year                                                                1.05%
5 years                                                               5.11%
Since inception (November 1, 1993)                                    3.75%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales load which, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

                                                Ohio         Ohio
                  Tax-Free       Tax-Free       Insured      Insured
                  Intermediate   Intermediate   Tax-Free     Tax-Free
                  Term Fund      Term Fund      Fund         Fund
Period Ended      Class A        Class C        Class A      Class C
                  -------        -------        -------      -------

June 30, 1990       6.35%                        5.53%
June 30, 1991       7.38%                        7.98%
June 30, 1992       8.78%                       11.55%
June 30, 1993      10.75%                       12.24%
June 30, 1994       1.70%        -3.40%(1)      -0.41%       -4.01%(2)
June 30, 1995       6.36%         5.82%          7.75%        7.31%
June 30, 1996       4.51%         4.00%          5.05%        4.44%
June 30, 1997       6.19%         5.49%          7.36%        6.65%
June 30, 1998       5.63%         4.85%          7.03%        6.24%
June 30, 1999       2.07%         1.40%          1.81%        1.05%

(1)  From date of initial public offering on February 1, 1994.

(2)  From date of initial public offering on November 1, 1993.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales load or over periods other than those specified for average annual total return. The average annual compounded rates of return for Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (excluding sales loads) for the periods ended June 30, 1999 are as follows:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                      2.07%
3 Years                                     4.61%
5 Years                                     4.94%
10 Years                                    5.94%
Since inception (September 10, 1981)        6.17%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                      1.81%
3 Years                                     5.37%
5 Years                                     5.78%
10 Years                                    6.52%
Since inception (April 1, 1985)             7.56%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

From time to time,  the  Tax-Free  Intermediate  Term Fund and the Ohio  Insured
Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1999 were 4.06% and 3.39%, respectively. The yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1999 were 4.67% and 4.11%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (39.6%), the tax-equivalent yields of Class A and Class C shares of the Tax-Free Intermediate Term Fund for June 1999 were 6.72% and 5.61%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals (44.13%), the tax-equivalent yields of Class A and Class C shares of the Ohio Insured Tax-Free Fund for June 1999 were 8.36% and 7.36%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Class A and Class B shares of the Ohio Tax-Free Money Fund. The yield of Class B shares is expected to be higher than the yield of Class A shares due to the distribution fees imposed on Class A shares. Average annual total return and yield are computed separately for Class A and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class C shares due to the higher distribution fees imposed on Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

IBC's Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. In addition, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Tax-Free Money Fund may provide comparative performance information appearing in the Tax-Exempt Money

Market Funds category, the Ohio Tax-Free Money Fund may provide comparative performance information appearing in the Ohio Tax- Exempt Money Market Funds category, the California Tax-Free Money Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.


PRINCIPAL SECURITY HOLDERS
--------------------------
As of _______________, 2000, the principal owners of each class of shares of each Fund are listed in the following table:

--------------------------------------------------------------------------------
                          CLASS
                            OF
           FUND           SHARES       SHAREHOLDER       # OF SHARES  % OF CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CUSTODIAN
---------
The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as Custodian for investments of the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Fifth Third Bank receives from each Fund a base fee at the annual rate of .005% of average net assets (subject to a minimum annual fee of $1,500 per Fund and a maximum fee of $5,000 per Fund) plus transaction charges for each security transaction of the Funds.

The Huntington Trust Company, N.A., 41 South High Street, Columbus, Ohio, has been retained to act as Custodian for investments of the Florida Tax-Free Money Fund. The Huntington Trust Company, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties. As compensation, The Huntington Trust Company receives a fee at the annual rate of .026% of the Fund's average net assets.

INDEPENDENT AUDITORS
--------------------
[The firm of Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2000 and to advise the Funds on certain accounting matters.] Prior to the fiscal year ending June 30, 2000, Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio performed the annual audit of the Trust's financial statements and advised the Funds as to certain accounting matters.

TRANSFER AGENT
--------------
The Trust's transfer agent, Intrust Fund Solutions, Inc. ("INTRUST"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. INTRUST is an affiliate of the Advisor by reason of common ownership. INTRUST receives for its services as transfer agent a fee payable monthly at an annual rate of $25 per account from each of the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, provided, however, that the minimum fee is $1,000 per month for each class of shares of a Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

INTRUST also provides accounting and pricing services to the Trust. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable INTRUST to perform its duties, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund each pay INTRUST a fee in accordance with the following schedule:

             ASSET SIZE OF FUND                    MONTHLY FEE
             ------------------                    -----------

              $0 - $50,000,000                       $2,500
         $50,000,000 - $100,000,000                  $3,000
         $100,000,000 - $200,000,000                 $3,500
         $200,000,000 - $300,000,000                 $4,000
              Over $300,000,000                      $5,000*

The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Fund each pay INTRUST a fee in accordance with the following schedule:

             ASSET SIZE OF FUND                    MONTHLY FEE
             ------------------                    -----------

              $0 - $50,000,000                       $3,500
         $50,000,000 - $100,000,000                  $4,000
         $100,000,000 - $200,000,000                 $4,500
         $200,000,000 - $300,000,000                 $5,000
              Over $300,000,000                      $6,000

* Subject to an additional fee of .001% of average daily net assets in excess of $300 million.

In addition, each Fund pays all costs of external pricing services.

INTRUST is retained by the Advisor to assist the Advisor in providing administrative services to the Funds. In this capacity, INTRUST supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. INTRUST supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, INTRUST receives a fee from the Advisor.

The Advisor is solely responsible for the payment of these administrative fees to INTRUST, and INTRUST has agreed to seek payment of such fees solely from the Advisor.

TAX EQUIVALENT YIELD TABLES
---------------------------
The tax equivalent yield tables illustrate approximately the yield an individual investor must earn on taxable investments to equal a tax-exempt yield in various income tax brackets.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND AND FLORIDA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under marginal federal 1999 income tax rates. No adjustments have been made for state or local taxes.

OHIO INSURED TAX-FREE FUND AND OHIO TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and Ohio 1999 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

CALIFORNIA TAX-FREE MONEY FUND TABLE. The table on the following page shows the approximate taxable yields for individuals that are equivalent to tax-exempt yields under combined marginal federal and California 1999 income tax rates. Where more than one state bracket falls within a federal bracket, the highest state tax bracket has been combined with the federal bracket. The combined marginal state and federal tax brackets shown reflect the fact that state income tax payments are currently deductible for federal tax purposes.

For federal income tax purposes, the total amount otherwise allowable as a deduction for personal exemptions in computing taxable income is reduced by 2% for each $2,500 (or fraction of that amount) by which the taxpayer's adjusted gross income exceeds $124,500 (single return) or $186,800 (joint return). In addition, the total amount otherwise allowable as itemized deductions in computing taxable income is reduced by 3% of the amount by which the taxpayer's adjusted gross income exceeds $124,500. The tax equivalent yield tables have not been adjusted to reflect the impact of these adjustments to taxable income.

TAX-FREE MONEY FUND, TAX-FREE INTERMEDIATE TERM FUND
AND FLORIDA TAX-FREE MONEY FUND

                             Tax-Exempt Yield
                             ----------------
              3.0%    3.5%    4.0%    4.5%    5.0%    5.5%
Federal
Tax Bracket*                Tax Equivalent Yield
                            --------------------
15%           3.53%   4.12%   4.71%   5.29%   5.88%   6.47%
28%           4.17    4.86    5.56    6.25    6.94    7.64
31%           4.35    5.07    5.80    6.52    7.25    7.97
36%           4.69    5.47    6.25    7.03    7.81    8.59
39.6%         4.97    5.79    6.62    7.45    8.28    9.11

OHIO INSURED TAX-FREE FUND
OHIO TAX-FREE MONEY FUND
                            Tax-Exempt Yield
Combined                    ----------------
Ohio and      3.0%    3.5%    4.0%    4.5%    5.0%    5.5%
Federal
Tax Bracket*              Tax Equivalent Yield
                          --------------------
18.788%       3.69%   4.31%   4.93%   5.54%   6.16%   6.77%
31.745%       4.40    5.13    5.86    6.59    7.33    8.06
35.761%       4.67    5.45    6.23    7.01    7.78    8.56
40.800%       5.07    5.91    6.76    7.60    8.45    9.29
44.130%       5.37    6.26    7.16    8.05    8.95    9.84

CALIFORNIA TAX-FREE MONEY FUND
                           Tax-Exempt Yield
Combined                   ----------------
California and 3.0%   3.5%    4.0%    4.5%    5.0%    5.5%
Federal
Tax Bracket*             Tax Equivalent Yield
                         --------------------
20.100%       3.75%   4.38%   5.01%   5.63%   6.26%   6.88%
34.696%       4.59    5.36    6.13    6.89    7.66    8.42
37.417%       4.79    5.59    6.39    7.19    7.99    8.79
41.952%       5.17    6.03    6.89    7.75    8.61    9.47
45.217%       5.48    6.39    7.30    8.21    9.13   10.04

*Tax Brackets                                        Combined       Combined
-------------                                        Ohio and       California
                                         Federal     Federal        and Federal
Single             Joint                 Tax         Tax            Tax
Return             Return                Bracket     Bracket        Bracket
                   ------                -------     -------        -------

Not over $25,750   Not Over $43,050      15%         18.788%       20.100%
$25,750-$62,450    $43,050-$104,050      28%         31.745%       34.696%
$62,450-$130,250   $104,050-$158,550     31%         35.761%       37.417%
$130,250-$283,150  $158,550-$283,150     36%         40.800%       41.952%
Over $283,150      Over $283,150         39.6%       44.130%       45.217%

FINANCIAL STATEMENTS
--------------------
The following financial statements for the Trust at and for the fiscal periods indicated are incorporated herein by reference from their current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.

               DISTRIBUTOR
       Touchstone Securities, Inc.
             311 Pike Street
          Cincinnati, Ohio 45202
                                              TOUCHSTONE TAX-FREE TRUST

            INVESTMENT ADVISOR                o  Tax-Free Money Fund
        Touchstone Advisors, Inc.             o  Tax-Free Intermediate Term Fund
             311 Pike Street                  o  Ohio Insured Tax-Free Fund
          Cincinnati, Ohio 45202              o  Ohio Tax-Free Money Fund
                                              o  California Tax-Free Money Fund
                                              o  Florida Tax-Free Money Fund
    TRANSFER AGENT, ADMINISTRATOR AND
          FUND ACCOUNTING AGENT
       Intrust Fund Solutions, Inc.
            312 Walnut Street
          Cincinnati, Ohio 45202


         CUSTODIAN FOR ALL FUNDS
   (EXCEPT FLORIDA TAX-FREE MONEY FUND)
           The Fifth Third Bank
         38 Fountain Square Plaza
          Cincinnati, Ohio 45202


CUSTODIAN FOR FLORIDA TAX-FREE MONEY FUND
       The Huntington Trust Company
           41 South High Street              STATEMENT OF ADDITIONAL INFORMATION
           Columbus, Ohio 43215                         JUNE ___, 2000


           INDEPENDENT AUDITORS
           [Ernst & Young LLP]
           250 E. Fifth Street
             Cincinnati, Ohio


              LEGAL COUNSEL
            Frost & Jacobs LLP
             2500 PNC Center
          201 East Fifth Street
          Cincinnati, Ohio 45202

PART C.   OTHER INFORMATION

Item 23.  Exhibits
          --------

(a)  ARTICLES OF INCOPORATION.
     (i) Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

     (ii) Amendment No. 1 to the Restated Agreement and Declaration of Trust, dated May 25, 1994, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

     (iii) Amendment No. 2 to the Restated Agreement and Declaration of Trust, dated July 31, 1996, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

     (iv) Amendment No. 3 to the Restated Agreement and Declaration of Trust, dated February 28, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

(b)  BYLAWS
     Bylaws,   as  amended,   which  were  filed  as  Exhibits  to  Registrant's
     Post-Effective Amendment No. 38, are hereby incorporated by reference.

(c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption. Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

(d)  INVESTMENT ADVISORY CONTRACTS
     (i) Form of Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Proxy Statement filed March 15, 2000, is hereby incorporated by reference.

     (ii)  Form  of  Subadvisory   Agreement  with  Fort  Washington  Investment
           Advisors, Inc., which was filed as an Exhibit to Registrant's Proxy Statement filed March 15, 2000, is hereby incorporated by reference.

(e)  UNDERWRITING CONTRACTS
     (i) Form of Underwriter's Agreement with Touchstone Securities, Inc., which was filed as an exhibit to Post-Effective Amendment No. 71 to the Registration Statement of Touchstone Investment Trust, is hereby incorporated by reference.

     (ii)  Form of Dealer Agreement will be filed by amendment.

(f)  BONUS OR PROFIT SHARING CONTRACTS
     None.

(g)  CUSTODIAN AGREEMENTS
     (i) Custody Agreement with The Fifth Third Bank, the Custodian for the Tax-Free Money Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Fund and the California Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

     (ii) Custody Agreement with the Huntington Trust Company, the Custodian for the Florida Tax-Free Money Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

(h)  OTHER MATERIAL CONTRACTS
     (i) Registrant's Accounting and Pricing Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Intrust Fund Solutions, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (iii) Form of Administration  Agreement with Intrust Fund Solutions,  Inc.,
           which  was  filed  as  an  Exhibit  to  Registrant's   Post-Effective
           Amendment No. 44, is hereby incorporated by reference.

(i)  LEGAL OPINION
     Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1.

(j)  OTHER OPINIONS
     (i)   Consent of Arthur Andersen LLP is filed herewith.

     (ii)  Consent of Ernst & Young LLP is filed herewith.

(k)  OMITTED FINANCIAL STATEMENTS
     None.

(l)  INITIAL CAPITAL AGREEMENTS
     Letter  of  Initial   Stockholder,   which  was  filed  as  an  Exhibit  to
     Registrant's Pre-Effective Amendment No. 1, is filed in electronic format herewith.

(m)  RULE 12B-1 PLAN
     (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 40, are hereby incorporated by reference.

     (ii) Form of Sales Agreement for Money Market Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(n)  RULE 18F-3 PLAN
     Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

(o)  RESERVED

(p)  CODE OF ETHICS
     (i)   Registrant's Code of Ethics is filed herewith.

     (ii)  Code of Ethics of Touchstone Advisors, Inc. is filed herewith.

     (iii) Code of Ethics of Fort Washington Investment Advisors, Inc. is filed herewith.

     (iv)  Code of Ethics of Touchstone Securities, Inc. is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

          None

Item 25.  Indemnification
          ---------------

(a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc.

          The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

     Section 6.5 Advances of Expenses.

          The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met:
          (i) the Covered  Person shall  provide  security for his  undertaking,
          (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

     Section 6.6 Indemnification Not Exclusive, etc.

          The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers and Touchstone Advisors, Inc. (the "Adviser") in its capacity as investment adviser and Touchstone Securities, Inc. (the "Underwriter") in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     The Advisory Agreements and the Subadvisory Agreements provide that the Adviser (or Subadvisor) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser (or Subadvisor) in the performance of its duties or from the reckless disregard by the Adviser (or Subadvisor) of its obligations under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Adviser (or Subadvisor) in defending a proceeding, upon the undertaking by or on behalf of the Adviser (or Subadvisor) to repay the advance unless it is ultimately determined that the Adviser is entitled to indemnification.

     The Underwriting Agreement with the Underwriter provides that the Underwriter, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of the Underwriter's duties or from the reckless disregard by any of such persons of the Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Advisers
          ---------------------------------------------------------

A. Touchstone Advisors, Inc. ("Touchstone") is a registered investment adviser which provides investment advisory services to the Registrant. Touchstone also serves as the investment adviser to Touchstone Variable Series Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

     The following list sets forth the business and other connections of the directors and executive officers of Touchstone. The addresses of the corporations listed below are shown in the table under Item 26C.

     (1)  Jill T. McGruder, President and a Director of Touchstone.

          (a) President of Touchstone Series Trust and Touchstone Variable Series Trust

          (b) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust.

          (c)  President,   Chief  Executive  Officer  and  a  Director  of  IFS
               Financial Services, Inc. and Touchstone Securities, Inc.

          (d) A Director of CS Holdings, Inc., Intrust Fund Solutions, Inc., IFS Fund Distributors, Inc., Ft. Washington Brokerage Services, Inc. and Capital Analysts Incorporated

          (e) President and a Director of IFS Agency Services, Inc., IFS Insurance Agency, Inc. and IFS Systems, Inc.

          (f)  Senior Vice  President  of The  Western-Southern  Life  Insurance
               Company

     (2) Teresa A. Siegel, Vice President and Chief Financial Officer of Touchstone.

          (a)  Chief Financial Officer of IFS Financial Services, Inc.

     (3)  Patricia J. Wilson, Chief Compliance Officer of Touchstone

          (a)  Chief Compliance Officer of Touchstone Securities, Inc.

          (b)  Director of Compliance of IFS Financial Services, Inc.

     (4)  Donald J. Wuebbling, a Director of Touchstone

          (a)  Director of Touchstone Securities, Inc.

          (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

     (5)  James N. Clark, a Director of Touchstone

          (a)  Director of Touchstone Securities, Inc.

          (b) Executive Vice President and Director of The Western and Southern Life Insurance Company

     (6)  William F. Ledwin, a Director of Touchstone

          (a) A Director of CS Holdings, Inc., Intrust Fund Solutions, Inc., IFS Fund Distributors, Inc., Ft. Washington Brokerage Services, Inc., IFS Agency Services, Inc., Capital Analysts Incorporated, IFS Insurance Agency, Inc., Touchstone Securities, Inc., IFS Financial Services, Inc., IFS Systems, Inc. and Eagle Realty Group, Inc.

          (b) President and a Director of Fort Washington Investment Advisors, Inc.

          (c) Vice President and Chief Investment Officer of Columbus Life Insurance Company

          (d) Senior Vice President and Chief Investment Officer of The Western-Southern Life Insurance Company

B. Fort Washington Investment Advisors, Inc. ("Ft. Washington") is a registered investment adviser which provides sub-advisory services to the Funds in Touchstone Tax-Free Trust and to certain Funds in Touchstone Variable Series Trust, Touchstone Investment Trust and Touchstone Strategic Trust. Ft. Washington also provides investment advice to institutional and individual clients.

     The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington. The addresses of the corporations listed below are shown in the table under Item 26C.

     (1)  William J. Williams, Chairman and a director of Ft. Washington

          (a) Chairman of the Board of The Western and Southern Life Insurance Company

     (2)  William F. Ledwin, President and a director of Ft. Washington

          See biography above

     (3)  James J. Vance, Vice President and Treasurer of Ft. Washington

          (a) Vice President and Treasurer of The Western and Southern Life Insurance Company

     (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

     (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President and Senior Portfolio Manager of Ft. Washington Brokerage Services, Inc.

     (6) Charles E. Stutenroth IV, Vice President and Senior Portfolio Manager of Ft. Washington

          (a) Vice President and Senior Portfolio Manager of Ft. Washington Brokerage Services, Inc.

          (b) Senior Vice President and Portfolio Manager of Bank of America Investment Management, Charlotte North Carolina until 1999.

     (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

C. The address and principal business of each corporation listed in Item 26A and Item 26B are shown below.

       -----------------------------------------------------------------------------------------
       ADDRESS                        CORPORATION                   PRINCIPAL BUSINESS
       -----------------------------------------------------------------------------------------
       311 Pike Street Cincinnati OH  IFS Financial Services, Inc.  Holding company
                                      IFS Agency Services, Inc.     Insurance agency
                                      IFS Insurance Agency, Inc.    Insurance agency
                                      IFS Systems, Inc.             Information systems provider
                                      Touchstone Advisors, Inc.     Investment advisor
                                      Touchstone Series Trust       Investment company
                                      Touchstone Variable Series    Investment company
                                      Trust
       -----------------------------------------------------------------------------------------
       312 Walnut Street              CS Holdings, Inc.             Holding company
       Cincinnati OH                  Intrust Fund Solutions, Inc.  Mutual fund services provider
                                      Ft. Washington Brokerage      Broker-dealer
                                      Services, Inc.
                                      Touchstone Investment Trust   Investment company
                                      Touchstone Strategic Trust    Investment company
                                      Touchstone Tax-Free Trust     Investment company
                                      IFS Fund Distributors, Inc.   Broker-dealer
       -----------------------------------------------------------------------------------------
       400 Broadway Cincinnati OH     The Western-Southern Life     Insurance company
                                      Insurance Company
       -----------------------------------------------------------------------------------------
       400 East Fourth Street         Columbus Life Insurance       Life insurance company
       Cincinnati OH                  Company
       -----------------------------------------------------------------------------------------
       420 East Fourth Street         Fort Washington Investment    Investment advisor
       Cincinnati OH                  Advisors, Inc.
       -----------------------------------------------------------------------------------------


       421 East Fourth Street         Eagle Realty Group, Inc.      Real estate brokerage and
       Cincinnati OH                                                management service provider
       -----------------------------------------------------------------------------------------
       3 Radnor Corporate Center      Capital Analysts              Investment advisor and
       Radnor PA                      Incorporated                  broker-dealer
       -----------------------------------------------------------------------------------------

Item 27   Principal Underwriters
          ----------------------

(a) Touchstone Securities also acts as underwriter for Touchstone Strategic Trust and Touchstone Investment Trust.

(b) The following list sets forth the business and other connections of the directors and executive officers of Touchstone Securities. Unless otherwise noted with an asterisk, the address of the persons named below is 311 Pike Street, Cincinnati, Ohio 45202.

                                                                  POSITION WITH
     NAME                       POSITION WITH UNDERWRITER         REGISTRANT
     ---------------------------------------------------------------------------

     Jill T. McGruder           President/Director                Trustee

     William F. Ledwin          Director                          None

     Patricia J. Wilson         Chief Compliance Officer          None

     Teresa A. Siegel           Vice President/Chief Financial    None
                                Officer

     James J. Vance             Vice President                    None

     Edward S. Heenan           Controller/Director               None

     Donald J. Wuebbling        Director                          None

     James N. Clark             Director                          None

     Robert F. Morand           Secretary                         None

     Richard K. Taulbee         Vice President                    None

(c)  None

Item 28.  Location of Accounts and Records
          --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.  Management Services Not Discussed in Part A or Part B
          -----------------------------------------------------

          None.

Item 30.  Undertakings
          ------------

(a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the

     Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Within  five  business  days  after  receipt  of a written  application  by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

     (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

     (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 28th day of March, 2000.

                                        TOUCHSTONE TAX-FREE TRUST

                                        By: /s/ Robert H. Leshner
                                            ---------------------
                                            Robert H. Leshner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURE                                         TITLE

/s/ Robert H. Leshner                             February 28, 2000
---------------------
Robert H. Leshner                                 President and Trustee

/s/ Theresa M. Samocki                            February 28, 2000
----------------------
Theresa M. Samocki                                Treasurer

William O. Coleman*                               Trustee

Phillip R. Cox                                    Trustee

H. Jerome Lerner*                                 Trustee

/s/ Jill T. McGruder                              February 28, 2000
--------------------
Jill T. McGruder                                  Trustee

Oscar P. Robertson*                               Trustee

Nelson Schwab, Jr.*                               Trustee

Robert E. Stautberg*                              Trustee

Joseph S. Stern, Jr.*                             Trustee

*By: /s/ Jill T. McGruder                         February 28, 2000
     --------------------
     Jill T. McGruder
     As attorney in fact for each Trustee

                                  EXHIBIT INDEX


99.23(j)(i)          Consent of Arthur Andersen LLP

99.23(j)(ii)         Consent of Ernst & Young LLP

99.23(l)             Initial Capital Agreements

99.23(p)(i)          Code of Ethics--Touchstone Tax-Free Trust

99.23(p)(ii)         Code of Ethics--Touchstone Advisors, Inc.

99.23(p)(iii)        Code of Ethics--Fort Washington Investment Advisors, Inc.

99.23(p)(iv)         Code of Ethics--Touchstone Securities, Inc.

99                   Powers of Attorney